STATEMENT OF ADDITIONAL INFORMATION

RYDEX SERIES FUNDS

FOUR IRVINGTON CENTRE

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MARYLAND 20850

800-820-0888 301-296-5100

www.rydex-sgi.com

This Statement of Additional Information (“SAI”) relates to each share class of the following series (each a “Fund” and collectively, the “Funds” or the “Rydex|SGI Funds”) of Rydex Series Funds (the “Trust”):

	Investor Class Shares	Investor2 Class Shares	Advisor Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	Institutional Class Shares
Domestic Equity Funds
Inverse Mid-Cap Strategy Fund	—	—	—	RYAGX	RYCLX	RYMHX	—
Inverse NASDAQ-100® Strategy Fund	RYAIX	—	RYAAX	RYAPX	RYACX	—	—
Inverse Russell 2000® Strategy Fund	—	—	—	RYAFX	RYCQX	RYSHX	—
Inverse S&P 500 Strategy Fund	RYURX	—	RYUAX	RYARX	RYUCX	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	RYAHX	RYDCX	RYMDX	—
Nova Fund	RYNVX	—	RYNAX	RYANX	RYNCX	—	—
NASDAQ-100® Fund	RYOCX	—	RYAOX	RYATX	RYCOX	—	—
Russell 2000® Fund	—	—	—	RYRRX	RYROX	RYRHX	—
Russell 2000® 1.5x Strategy Fund	—	—	—	RYAKS	RYCMX	RYMKX	—
S&P 500 Fund	—	—	—	RYSOX	RYSYX	RYSPX	—
S&P 500 Pure Growth Fund	—	—	—	RYLGX	RYGRX	RYAWX	—
S&P 500 Pure Value Fund	—	—	—	RYLVX	RYVVX	RYZAX	—
S&P MidCap 400 Pure Growth Fund	—	—	—	RYMGX	RYCKX	RYBHX	—
S&P MidCap 400 Pure Value Fund	—	—	—	RYMVX	RYMMX	RYAVX	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	RYSGX	RYWCX	RYWAX	—
S&P SmallCap 600 Pure Value Fund	—	—	—	RYSVX	RYYCX	RYAZX	—
Sector Funds
Banking Fund	RYKIX	—	RYKAX	RYBKX	RYKCX	—	—
Basic Materials Fund	RYBIX	—	RYBAX	RYBMX	RYBCX	—	—
Biotechnology Fund	RYOIX	—	RYOAX	RYBOX	RYCFX	—	—
Consumer Products Fund	RYCIX	—	RYCAX	RYPDX	RYCPX	—	—
Electronics Fund	RYSIX	—	RYSAX	RYELX	RYSCX	—	—
Energy Fund	RYEIX	—	RYEAX	RYENX	RYECX	—	—
Energy Services Fund	RYVIX	—	RYVAX	RYESX	RYVCX	—	—
Financial Services Fund	RYFIX	—	RYFAX	RYFNX	RYFCX	—	—
Health Care Fund	RYHIX	—	RYHAX	RYHEX	RYHCX	—	—
Internet Fund	RYIIX	—	RYIAX	RYINX	RYICX	—	—
Leisure Fund	RYLIX	—	RYLAX	RYLSX	RYLCX	—	—
Precious Metals Fund	RYPMX	—	RYMPX	RYMNX	RYZCX	—	—
Retailing Fund	RYRIX	—	RYRAX	RYRTX	RYRCX	—	—
Technology Fund	RYTIX	—	RYTAX	RYTHX	RYCHX	—	—
Telecommunications Fund	RYMIX	—	RYMAX	RYTLX	RYCSX	—	—
Transportation Fund	RYPIX	—	RYPAX	RYTSX	RYCNX	—	—
Utilities Fund	RYUIX	—	RYAUX	RYUTX	RYCUX	—	—
International Equity Funds
Europe 1.25x Strategy Fund	—	—	—	RYAEX	RYCEX	RYEUX	—
Japan 2x Strategy Fund	—	—	—	RYJSX	RYJTX	RYJHX	—
Emerging Markets 2x Strategy Fund	—	—	—	RYWTX	RYWUX	RYWVX	—

	Investor Class Shares	Investor2 Class Shares	Advisor Class Shares	A-Class Shares	C-Class Shares	H-Class Shares	Institutional Class Shares
Inverse Emerging Markets 2x Strategy Fund	—	—	—	RYWWX	RYWZX	RYWYX	—
Fixed Income Funds
Government Long Bond 1.2x Strategy Fund	RYGBX	—	RYADX	RYABX	RYCGX	—	—
Inverse Government Long Bond Strategy Fund	RYJUX	—	RYJAX	RYAQX	RYJCX	—	—
High Yield Strategy Fund	—	—	—	RYHDX	RYHHX	RYHGX	—
Inverse High Yield Strategy Fund	—	—	—	RYILX	RYIYX	RYIHX	—
Alternatives Funds
U.S. Long Short Momentum Fund	—	—	—	RYAMX	RYISX	RYSRX	RYQTX
Alternative Strategies Allocation Fund	—	—	—	RYFDX	RYFFX	RYFOX	—
Event Driven and Distressed Strategies Fund	—	—	—	RYDOX	RYDQX	RYDSX	RYDTX
Alternative Strategies Fund	—	—	—	RYEMX	RYERX	RYETX	RYEWX
Long Short Equity Strategy Fund	—	—	—	RYJJX	RYJKX	RYJLX	RYJMX
Long Short Interest Rate Strategy Fund	—	—	—	RYBSX	RYBTX	RYBUX	RYBVX
Specialty Funds
Strengthening Dollar 2x Strategy Fund	—	—	—	RYSDX	RYSJX	RYSBX	—
Weakening Dollar 2x Strategy Fund	—	—	—	RYWDX	RYWJX	RYWBX	—
Real Estate Fund	—	—	—	RYREX	RYCRX	RYHRX	—
Asset Allocation Funds
All-Asset Conservative Strategy Fund	—	—	—	RYEOX	RYEEX	RYEPX	—
All-Asset Moderate Strategy Fund	—	—	—	RYMOX	RYMYX	RYMLX	—
All-Asset Aggressive Strategy Fund	—	—	—	RYGGX	RYGEX	RYGHX	—
Money Market Fund
U.S. Government Money Market Fund	RYMXX	RYIXX	RYDXX	RYAXX	RYCXX	—	—

Note About U.S. Government Securities: The U.S. government’s delay in reaching an agreement to increase the U.S. debt ceiling and the ensuing downgrade of the long-term credit rating of U.S. sovereign debt by Standard & Poor’s has raised concerns about the potential ramifications of such downgrade and further credit rating downgrades. While the cumulative effect of the ratings downgrade on U.S. government securities is not clear as of the date of this SAI, it could potentially adversely affect the liquidity of the U.S. government securities held by the Funds. Further, the downgrade could continue to have an adverse affect on markets and economies across the globe.

This SAI is not a prospectus. It should be read in conjunction with the Funds’ prospectuses for the Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares and Institutional Class Shares dated August 1, 2011 and November 30, 2011 (each a “Prospectus” and together, the “Prospectuses”). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds’ Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds’ financial statements for the fiscal year ended March 31, 2011 are included in the Funds’ Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated herein by reference.

The date of this SAI is August 1, 2011, as revised November 30, 2011

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. Currently, the Trust offers fifty eight (58) separate funds that issue a combination of Investor Class Shares, Investor2 Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, H-Class Shares, Institutional Class Shares and/or Y-Class Shares. The different classes provide for variations in sales charges, certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see “Dividends, Distributions, and Taxes.” The Long Short Interest Rate Strategy Fund, Money Market Fund, All-Asset Aggressive Strategy Fund, All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, and Alternative Strategies Allocation Fund are diversified investment companies.

The “Domestic Equity Funds”

Inverse Mid-Cap Strategy Fund	NASDAQ-100® Fund	S&P MidCap 400 Pure Growth Fund
Inverse NASDAQ-100® Strategy Fund	Russell 2000® Fund	S&P MidCap 400 Pure Value Fund
Inverse Russell 2000® Strategy Fund	Russell 2000® 1.5x Strategy Fund	S&P SmallCap 600 Pure Growth Fund
Inverse S&P 500 Strategy Fund	S&P 500 Fund	S&P SmallCap 600 Pure Value Fund
Mid-Cap 1.5x Strategy Fund	S&P 500 Pure Growth Fund
Nova Fund	S&P 500 Pure Value Fund

The “Sector Funds”

Banking Fund	Energy Services Fund	Retailing Fund
Basic Materials Fund	Financial Services Fund	Technology Fund
Biotechnology Fund	Health Care Fund	Telecommunications Fund
Consumer Products Fund	Internet Fund	Transportation Fund
Electronics Fund	Leisure Fund	Utilities Fund
Energy Fund	Precious Metals Fund

The “International Equity Funds”

Europe 1.25x Strategy Fund	Emerging Markets 2x Strategy Fund
Japan 2x Strategy Fund	Inverse Emerging Markets 2x Strategy Fund

The “Fixed Income Funds”

Government Long Bond 1.2x Strategy Fund	High Yield Strategy Fund
Inverse Government Long Bond Strategy Fund	Inverse High Yield Strategy Fund

The “Alternatives Funds”

U.S. Long Short Momentum Fund	Alternative Strategies Allocation Fund
Event Driven and Distressed Strategies Fund	Alternative Strategies Fund
Long Short Equity Strategy Fund	Long Short Interest Rate Strategy Fund

The “Specialty Funds”

Real Estate Fund	Weakening Dollar 2x Strategy Fund
Strengthening Dollar 2x Strategy Fund

The “Asset Allocation Funds”

All-Asset Conservative Strategy Fund	All-Asset Moderate Strategy Fund	All-Asset Aggressive Strategy Fund

The “Money Market Fund”

U.S. Government Money Market Fund (the “Money Market Fund”)

For the period from April 1, 2000 to April 1, 2007, the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a “master-feeder” structure. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. On April 1, 2007, the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund began pursuing their respective investment objectives directly and the assets and liabilities of each Fund’s corresponding master fund were transferred to the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Funds’ Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500 Strategy Fund, NASDAQ-100® Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund’s outstanding shares. The investment objective of each Domestic Equity Fund (except for the Nova Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100® Fund), Sector Fund, International Equity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Fund, and Asset Allocation Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund’s outstanding shares.

Portfolio management is provided to each Fund by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the names Security Global Investors and Rydex Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors, LLC and prior to June 30, 2010, PADCO Advisors, Inc., each of which did business under the name Rydex Investments. The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor or Sub-Advisor (defined below), these strategies will be advantageous to that Fund. The Long Short Interest Rate Strategy Fund is sub-advised by American Independence Financial Services, LLC (“AIFS” or the “Sub-Advisor”). Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objectives. The following information supplements and should be read in conjunction with the Funds’ Prospectuses.

The Alternative Strategies Allocation Fund and the Asset Allocation Funds are “funds of funds.” The Alternative Strategies Allocation Fund invests its assets in a combination of funds within the Rydex family of mutual funds as well as in unaffiliated funds, including exchange-traded funds (“ETFs”) (the “Alternative

Strategies Allocation underlying funds”) as described in the Fund’s Prospectuses. The Asset Allocation Funds invest their assets in a combination of funds within the same group of affiliated investment companies, the SGI Funds and Rydex family of mutual funds, and in ETFs (the “Asset Allocation underlying funds” and together with the Alternative Strategies Allocation underlying funds, the “underlying funds”), as described in the Funds’ Prospectuses. Therefore, unless otherwise stated, the Alternative Strategies Allocation Fund and the Asset Allocation Funds do not directly invest in the portfolio securities or use the investment techniques of their respective underlying funds. Nonetheless, the Alternative Strategies Allocation Fund and each Asset Allocation Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of their underlying funds. The Alternative Strategies Allocation Fund and each Asset Allocation Fund may borrow money from banks, invest directly in stocks, bonds, and other types of securities, and lend their securities to qualified borrowers. The Alternative Strategies Allocation Fund and each Asset Allocation Fund has obtained exemptive relief that permits each Fund to also invest in financial instruments that may not be securities as defined by the Investment Company Act of 1940 (the “1940 Act”), such as derivatives.

Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment policies, techniques and risk factors described below are applicable to each of the Funds. Please consult the Funds’ Prospectuses to determine which risks are applicable to a particular Fund.

Commercial Paper

Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor’s Ratings Services (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). See “Appendix A –Description of Ratings” for a description of commercial paper ratings.

Currency Transactions

Foreign Currencies. The International Equity Funds and Alternative Funds may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. In the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the underlying funds may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

•

Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

•

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

•

Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

•

Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.

•

Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

•

Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds’ or the underlying funds’ investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that a Fund’s or an underlying fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s or the underlying fund’s NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds or the underlying funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds or the underlying funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds’ or the underlying funds’ assets also will be affected by the net investment income generated by the money market instruments in which the Funds or the underlying funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Alternative Funds (except the Alternative Strategies Allocation Fund) may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Currency-Related Derivatives and Other Financial Instruments. Although the International Equity Funds and the Alternative Funds (except the Alternative Strategies Allocation Fund) do not currently expect to engage in currency hedging, each of the Funds, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures and options thereon, exchange-listed and over-the-counter (“OTC”) options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund and certain affiliated underlying funds may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a short-term credit rating of A-1 or P-1 by S&P or Moody’s, respectively, or that have an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund’s or an affiliated underlying fund’s dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions (“Transaction Hedging”) or portfolio positions (“Position Hedging”). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund or an underlying fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund or an underlying fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund or an underlying fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund or an underlying fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund or an underlying fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund or an affiliated underlying fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to Proxy Hedging as described below.

A Fund or an underlying fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund or underlying fund has or in which that Fund or underlying fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund or an underlying fund may also engage in Proxy Hedging. Proxy Hedging is often used when the currency to which a Fund’s or an underlying fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s or an underlying fund’s portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund’s or the underlying fund’s securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krona is linked to the euro, the Fund or the underlying fund holds securities denominated in krona and the Advisor believes that the value of the krona will decline against the U.S. Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund or an underlying fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund or an underlying fund is engaging in Proxy Hedging. If a

Fund or an underlying fund enters into a currency hedging transaction, the Fund or the underlying fund will “cover” its position so as not to create a “senior security” as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund or an underlying fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

A Fund may also buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

While the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts.

Each Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as “regulated investment companies” under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund currently do not intend to enter into forward currency contracts with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the International Equity Funds, Strengthening Dollar 2x Strategy Fund, and/or Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The International Equity Funds, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Foreign Currency Exchange-Related Securities. The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may also invest in principal exchange rate linked securities (“PERLsSM”). PERLsSM are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about the time of maturity. The return on “standard” PERLsSM is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; “reverse” PERLsSM are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLsSM may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

The Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may invest in performance indexed paper (“PIPsSM”). PIPsSM is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPsSM is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on

U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Equity Securities

Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity Funds, Sector Funds, International Equity Funds, Alternative Funds, Specialty Funds, and Asset Allocation Funds may purchase equity securities traded in the U.S. on registered exchanges or the OTC market. The NASDAQ-100® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, U.S. Long Short Momentum Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds also may purchase equity securities traded on exchanges all over the world. The Funds may invest in the types of equity securities described in more detail below.

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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

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Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

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Initial Public Offerings (“IPOs”). For the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may be more volatile than other securities, and may have a magnified performance impact on funds with a small asset bases. The impact of IPOs on the Funds’ or an underlying fund’s performance likely will decrease as the Funds’ or underlying fund’s asset size increases, which could reduce the Funds’ or underlying fund’s, and thus the Alternative Strategies Allocation Fund’s and Asset Allocation Funds’, total returns. IPOs may not be consistently available to the Funds or an underlying fund for investing, particularly as the Funds’ or underlying fund’s asset base grows. Because IPO shares frequently are volatile in price, the Funds and underlying funds may hold IPO shares for a very short period of time. This may increase the turnover of the Funds’ or underlying fund’s portfolio and may lead to increased expenses for the Funds or underlying fund, such as commissions and transaction costs. By selling IPO shares, the Funds or certain of the underlying funds may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Funds or an underlying fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s or an underlying fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

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Warrants. As a matter of non-fundamental policy, the Funds (except for the S&P 500 Fund, Russell 2000® Fund, and Asset Allocation Funds) do not invest in warrants. However, these Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Fund generally intends to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Fixed Income Securities

The Fixed Income Funds, Alternative Funds, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Asset Allocation Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s NAV. Additional information regarding fixed income securities is described below:

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Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

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Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities. The Specialty Funds, Fixed Income Funds, Alternative Funds, Asset Allocation Funds, and Money Market Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Corporate Debt Securities. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities. The Money Market Fund may invest in corporate debt securities that at the time of purchase are rated in the top two rating categories by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO that rates such security) or, if not so rated, must be determined by the Advisor to be of comparable quality.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Non-Investment-Grade Debt Securities. The High Yield Strategy Fund, Inverse High Yield Strategy Fund, Event Driven and Distressed Strategies Fund and Alternative Strategies Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as “high yield securities” or “junk bonds,” are debt securities that are rated lower than the four highest rating categories by a NRSRO (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Funds’ Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund’s investment adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, Event Driven and Distressed Strategies Fund and Alternative Strategies Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

Unrated Debt Securities. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Debt Securities Issued by the International Bank for Reconstruction and Development (“World Bank”). The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by 185 member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in “non-core” currencies, including emerging markets and European accession countries with ratings of AAA or Aaa, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

Foreign Issuers

The Domestic Equity Funds, Sector Funds, International Equity Funds, Real Estate Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds (except the Alternative Strategies Allocation Fund and Long Short Interest Rate Strategy Fund), and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the underlying funds may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protects the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Risk Factors Regarding Europe. The Europe 1.25x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, seek to provide investment results which correlate to the performance of the Dow Jones STOXX 50® Index (the “STOXX 50® Index”). The STOXX 50® Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union (“EU”) - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Risk Factors Regarding Japan. The Japan 2x Strategy Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds, seek to provide investment results that correlate to the performance of the Nikkei 225 Stock Average. The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange. Because the Nikkei 225 Stock Average is expected to represent the performance of the stocks on the First Section – and by extension the market in general – the mix of components is rebalanced from time to time to assure that all issues in the index are both highly liquid and representative of Japan’s industrial structure.

For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan’s huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese unemployment levels are high and have been an area of increasing concern. Also of concern are Japan’s trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan’s heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan’s high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation’s financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced. Successful financial sector reform would allow Japan’s financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

Risk Factors Regarding Emerging Markets. The Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, and in the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the underlying funds may invest in emerging markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

In addition, unlike developed countries, many emerging countries’ economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

Many emerging market countries suffer from uncertainty and corruption in their legal and political systems. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future. Similarly, a lack of social, political, and economic among emerging market countries can be common and may lead to social unrest, labor strikes, and civil wars. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies are now facing significant difficulties and some economies have fallen into recession.

Futures and Options Transactions

Futures and Options on Futures. The Funds (other than the Money Market Fund), and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the affiliated underlying funds, may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund or an affiliated underlying fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Funds or the affiliated underlying funds use futures and/or options on futures, they will do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds or the affiliated underlying funds may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund or an underlying fund purchases or sells a futures contract, or sells an option thereon, the Fund or the underlying fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund or the underlying fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund or the underlying fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund or the underlying fund may undertake and on the potential increase in the speculative character of the Fund’s or the underlying fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund or the underlying fund arising from such investment activities.

A Fund or an underlying fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund or the underlying fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund or the underlying fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund or the underlying fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund or an underlying fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund or an underlying fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund or an underlying fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund or an underlying fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund or an underlying fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund or an underlying fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Funds, except for the Money Market Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s or each underlying fund’s respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund or an underlying fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund or an underlying fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund or an underlying fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund or an underlying fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s or an affiliated underlying fund’s investment objective, and except as restricted by a Fund’s or an affiliated underlying fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund or an underlying fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund or an underlying fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund or an underlying fund delivers the security upon exercise.

A Fund or an underlying fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund or an underlying fund may seek to purchase in the future. A Fund or an underlying fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund or the underlying fund, loss of the premium paid may be offset by an increase in the value of the Fund’s or the underlying fund’s securities or by a decrease in the cost of acquisition of securities by the Fund or the underlying fund.

A Fund or an underlying fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund or an underlying fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund or an underlying fund will realize as profit the premium received for such option. When a call option of which a Fund or an underlying fund is the writer is exercised, the Fund or the underlying fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund or an underlying fund is the writer is exercised, the Fund or the underlying fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund or an underlying fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund or an underlying fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Risks Associated With Commodity Futures Contracts. The Alternative Strategies Allocation Fund and Asset Allocation Funds as well as certain of their underlying funds may engage in transactions in commodity futures contracts. There are several additional risks associated with such transactions which are discussed below:

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Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while an underlying fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

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Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for certain of the underlying funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for certain of the affiliated underlying funds to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

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Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the underlying fund’s investments to greater volatility than investments in traditional securities.

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Combined Positions. The underlying fund may purchase and write options in combination with each other. For example, the underlying fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Hybrid Instruments

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund, and the Alternative Strategies Allocation and Asset Allocation Funds and certain of their underlying funds, may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Funds and underlying funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds or the underlying funds.

With respect to the Alternative Strategies Allocation Fund and Asset Allocation Funds and their respective underlying funds, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds and affiliated underlying funds will only invest in commodity-linked hybrid instruments that qualify, under applicable rules of the CFTC, for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ and certain of the Alternative Strategies Allocation Funds’ and Asset Allocation Funds’ underlying funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Structured Notes. Each Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds certain of their underlying funds, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund, Inverse High Yield Strategy Fund, Event Driven and Distressed Strategies Fund, Alternative Strategies Fund and Long Short Equity Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund or an underlying fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund or an underlying fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund or an underlying fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s or the underlying fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Investment in the Subsidiaries

For the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain underlying funds each may invest up to 25% of its total assets in a subsidiary that is wholly-owned by the underlying fund (each a “Subsidiary”). Each Subsidiary is expected to invest primarily in commodity and financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiaries are not registered under the 1940 Act, but are subject to certain of the investor protections of the 1940 Act, as noted in this SAI. Such underlying funds, as the sole shareholder of their respective Subsidiaries will not have all of the protections offered to investors in registered investment companies. However, since the underlying funds wholly own and control their respective Subsidiaries, and these underlying funds are managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the underlying funds’ or their shareholders. The Board has oversight responsibility for the investment activities of these underlying funds, including each underlying fund’s investment in its Subsidiary and the underlying funds’ role as the sole shareholder of its respective Subsidiary. Also, in managing each Subsidiary’s portfolio, the Advisor will be subject to the same investment restrictions and operational guidelines that apply to the management of the underlying funds.

Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, could result in the inability of certain of the underlying funds and/or their respective Subsidiaries to operate as described in this SAI and could negatively affect the underlying funds and their shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands taxes, underlying fund shareholders would likely suffer decreased investment returns.

Investments in Other Investment Companies

The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. The Alternative Strategies Allocation Fund and the Asset Allocation Funds will regularly invest up to 100% of their total assets in the underlying funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, the Fees and Expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.” Acquired Fund Fees

and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined under “Dividends, Distributions, and Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Internal Revenue Code.

Pooled Investment Vehicles

The Alternative Funds and Asset Allocation Funds may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If an Alternative Fund or an Asset Allocation Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with its own operations.

Portfolio Turnover

As discussed in the Funds’ Prospectuses, the Trust anticipates that investors in the Funds, other than the Alternative Funds and Asset Allocation Funds, will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Funds’ Prospectuses. Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Alternative Funds and Asset Allocation Funds, will be substantial.

In general, the Advisor manages the Alternative Funds and Asset Allocation Funds without regard to restrictions on portfolio turnover. The Funds’ investment strategies may, however, produce relatively high portfolio turnover rates from time to time. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Alternative Funds and Asset Allocation Funds use derivatives, they will generally be short-term derivative instruments. As a result, the Funds’ reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of the Alternative Funds and Asset Allocation Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

Real Estate Investment Trusts (“REITs”)

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Internal Revenue Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further,

Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Real Estate Securities

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each of the Funds to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

The Domestic Equity Funds, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds (except the Alternative Strategies Allocation Fund), and Specialty Funds (except the Real Estate Fund), may enter into reverse repurchase agreements as part of a Fund’s investment strategy. In the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the underlying funds may use reverse repurchase agreements as part of an underlying fund’s investment strategy. Reverse repurchase agreements involve sales by a Fund or an underlying fund of portfolio assets concurrently with an agreement by the Fund or the underlying fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund or the underlying fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund or the underlying fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund or the underlying fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds and the underlying funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds or the underlying funds. Each Fund or underlying fund will establish a segregated account with the Trust’s custodian bank in which the Fund or the underlying fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s or the underlying fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of Fund assets that can be used in connection with reverse repurchase agreements, no Fund expects to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

Short Sales

The Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Inverse High Yield Strategy Fund will regularly engage in short sales transactions in which a Fund sells a security it does not own. The remaining Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, High Yield Strategy Fund, and Alternative Funds (with the exception of the Alternative Strategies Allocation Fund), may also engage in short sales transactions in which a Fund sells a security it does not own. In the case of the Alternative Strategies Allocation and Asset Allocation Funds, the Funds may invest in certain underlying funds that may engage in short sales transactions under which an underlying fund sells a security it does not own. To complete such a transaction, a Fund or an underlying fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund or the underlying fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund or the underlying fund. Until the security is replaced, the Fund or the underlying fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund or the underlying fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund or the underlying fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund or an underlying fund closes its short position or replaces the borrowed security, the Fund or the underlying fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s or the underlying fund’s short position. Each of the Funds or underlying funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements

The Funds (except for the Money Market Fund), and certain of the Alternative Strategies Allocation Fund’s and Asset Allocation Funds’ underlying funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund or an underlying fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund and Inverse High Yield Strategy Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund is usually a net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds or the underlying funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s or an underlying fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s or an underlying fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund or the underlying fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s or an underlying fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s or an underlying fund’s illiquid investment limitations. A Fund or an underlying fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund or an underlying fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund or Inverse High Yield Strategy Fund is selling credit protection, the default of a third party issuer.

Each Fund, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, certain of the underlying funds, may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund or an underlying fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund or the underlying fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund or an underlying fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund or the underlying fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund or an underlying fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund or an underlying fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund or the underlying fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund or an underlying fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s or an underlying fund’s risk of loss consists of the net amount of payments that such Fund or underlying fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s or an underlying fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s or an underlying fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds, the underlying funds, and the Advisor believes that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Time Deposits and Eurodollar Time Deposits

The Money Market Fund, and in the case of the Asset Allocation Funds, certain of the underlying funds may invest in Time Deposits, and specifically Eurodollar Time Deposits. Time Deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. Eurodollars are deposits denominated in dollars at banks outside of the United States and Canada and thus, are not under the jurisdiction of the Federal Reserve. Because Eurodollar Time Deposits are held by financial institutions outside of the United States and Canada, they may be subject to less regulation and therefore, may pose more risk to the Fund than investments in their U.S. or Canadian counterparts.

Tracking Error

The following factors may affect the ability of the Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the underlying funds, to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund or an underlying fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index being held by a Fund or underlying fund; (4) an imperfect correlation between the performance of instruments held by a Fund or underlying fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund or underlying fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund’s or underlying fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the Europe 1.25x Strategy Fund’s and Japan 2x Strategy Fund’s respective underlying indices and the time the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund price their shares at the close of the NYSE; or (11) market movements that run counter to a leveraged Fund’s or leveraged underlying fund’s investments. Market movements that run counter to a leveraged Fund’s or leveraged underlying fund’s investments will cause some divergence between the Fund or underlying fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund or underlying fund is leveraged. The tracking error of a leveraged Fund or leveraged underlying fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund or underlying fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the Europe 1.25x Strategy and Japan 2x Strategy Funds’ performance may tend to vary from the closing performance of the Europe 1.25x Strategy and Japan 2x Strategy Funds’ respective underlying indices. However, all of the Domestic Equity Funds’, International Equity Funds’, Government Long Bond 1.2x Strategy Fund’s, Inverse Government Long Bond Strategy Fund’s, Strengthening Dollar 2x Strategy Fund’s, and Weakening Dollar 2x Strategy Fund’s performance attempts to correlate highly with the movement in their respective underlying indices over time.

U.S. Government Securities

The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. government securities, and each of the other Funds may invest in U.S. government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and the Alternative Funds (except for the U.S. Long Short Momentum Fund and Alternative Strategies Allocation Fund), and in the case of the Alternative Strategies Allocation and Asset Allocation Funds, certain of the underlying funds may enter into short transactions in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

Non-Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Borrowing

While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and NASDAQ-100® Fund), Sector Funds, International Equity Funds, Fixed Income Funds (except for the Inverse Government Long Bond Strategy Fund), Alternative Funds, Specialty Funds, and Asset Allocation Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds may use leverage during periods when the Advisor believes that the Fund’s investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Illiquid Securities

Each Fund, and in the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the underlying funds, may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund or an underlying fund will not invest more than 15% (5% with respect to the Money Market Fund) of the Fund’s or the underlying fund’s net assets in illiquid securities. If the percentage of a Fund’s or an underlying fund’s net assets invested in illiquid securities exceeds 15% (5% for the Money Market Fund) due to market activity, the Fund or the underlying fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund or the underlying fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund or an underlying fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund or an underlying fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund or an underlying fund may invest in to the Advisor.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds’ Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

The Fixed Income Funds, Alternative Strategies Allocation Fund, Long Short Interest Rate Strategy Fund, and Asset Allocation Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

Banking Fund

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, brokerage, financial planning, wealth management, leasing, mortgage finance and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as the Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.	the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.	for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.	for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Basic Materials Fund

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials as well as intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies primarily involved in this sector.

Biotechnology Fund

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

Consumer Products Fund

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, household and personal care products. The Fund may invest in owners and operators of distributors, food retail stores, pharmacies, hypermarkets and super centers selling food and a wide-range of consumer staple products. The Fund may invest in distillers, vintners and producers of alcoholic beverages, beer, malt liquors, non-alcoholic beverages (including mineral water). The Fund may invest in producers of agricultural products (crop growers, owners of plantations) and companies that produce and process food, producers of packaged foods (including dairy products, fruit juices, meats, poultry, fish and pet foods) and producers of non-durable household products (including detergents, soaps, diapers and other tissue and household paper products). The Fund may also invest in manufacturers of personal and beauty care products, including cosmetics and perfumes.

Electronics Fund

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing (“CAD/CAM”), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

Energy Fund

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

Energy Services Fund

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

Financial Services Fund

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, investment banking, asset management, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be “principally engaged” in this Fund’s business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a.	the purchase cannot cause more than 5% of the Fund’s total assets to be invested in securities of that issuer;

b.	for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer’s outstanding securities in that class;

c.	for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Health Care Fund

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

Internet Fund

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

Leisure Fund

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, lodging, restaurants, leisure equipment and gaming casinos.

Precious Metals Fund

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector (“Precious Metals Companies”). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.

Retailing Fund

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. The Fund may also invest in companies primarily distributing goods to merchandisers. Companies in which the Fund may invest include general merchandise retailers, department stores, internet retailers and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, home furnishings or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

Technology Fund

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics and communications.

Telecommunications Fund

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

Transportation Fund

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Utilities Fund

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund’s Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund’s assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

MORE INFORMATION ABOUT CERTAIN COMPARABLE INDICES

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, and Long Short Equity Strategy Fund employ investment methodologies that are similar to those used to compile the indices and benchmarks described below.

Credit Suisse Event Driven Liquid Index

Index Description. The Credit Suisse Event Driven Liquid Index (the “Index”) was created by Credit Suisse Alternative Capital, Inc., as Index sponsor (the “Index Sponsor”). The level of the Index reflects the return of a dynamic basket of various market measures (the “Market Factors”), each described below. The Index is not a managed hedge fund and does not track the performance of any specific hedge fund or group of hedge funds. Instead, the Index is designed to correlate to the historical performance of the universe of event driven hedge funds, as represented by the Dow Jones Credit Suisse Event Driven Hedge Fund Index, by tracking the performance of non-hedge fund, transparent market measures such as the Market Factors. The Market Factors will be selected and weighted in accordance with an algorithm that seeks to approximate the returns of that universe. The calculation of the Index takes into consideration holding costs associated with the Market Factors and costs associated with calculating the Index.

Index Calculation. The Index essentially tracks the following:

(i)	Market Factors selected pursuant to the algorithmic methodology of the Index, each with its own prescribed weighting;

(ii)	Hypothetical borrowings to the extent the Index’s exposure to Market Factors is leveraged and related negative accruals; and

(iii)	Certain charges and fees.

The level of the Index at the close of any Index Business Day (the “Index Level”) is the sum of (i) each of the product of (A) the Factor Share (as defined below) as of the most recent Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level (as defined below) as of the applicable Index Business Day with respect to such Market Factor, plus (ii) the Cash Level (as defined below) as of the applicable Index Business Day, plus (iii) the sum of each of the product of (A) the Factor Share as of the most recent Rebalancing Date with respect to each Market Factor and (B) the Factor Dividend (as defined below) as of the applicable Index Business Day with respect to such Market Factor, minus (iv) the Accrued Holding Rate (as defined below) from the previous Rebalancing Date to the applicable Index Business Day, minus (v) the Accrued Index Adjustment Factor from the previous Rebalancing Date to the applicable Index Business Day.

For any given Market Factor on any Rebalancing Date “r”, the term “Factor Shares” means the product of (i) the Index Level on the business day on which the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index level is published each month (or, if no Index Level is available for that day, the most recently available Index Level) (“Posting Date”) and (ii) the quotient of the Factor Weight as established on the Posting Date divided by the Factor Level on the Posting Date. Expressed as a formula, the Factor Shares equal:

FSmr = Vp × FWmp/FLmp

where,

Vp = the Index Level on the Posting Date (such date, “p”);

FWmp = the Factor Weight of each Market Factor “m”, as determined below under the caption “Iterative Regression Process”, on p (the Posting Date); and

the “Factor Level”, or “FLmp”, equals the level of the relevant Market Factor “m” published by the relevant Factor Publisher (as defined below) on p (the Posting Date). In the case of a negative weight for International Large Cap or Emerging Markets, the Factor Level of the net Index version of the relevant Market Factor acting as a proxy for either International Large Cap or Emerging Markets will be substituted for the gross Index version of such Market Factor.

The “Cash Level” on any Rebalancing Date, or “CLr”, equals (i) the Index Level on the Rebalancing Date minus (ii) the sum of the products of (A) the Factor Shares as of the Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level as of the Rebalancing Date with respect to each Market Factor included in the Index. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLr = Vr - S(FSmr × FLmr)

where,

Vr = the Index Level on the Rebalancing Date, “r”; and

FLmr = the Factor Level of each Factor “m” on “r” (the Rebalancing Date).

The “Cash Level” on any Index Business Day “t” that is not a Rebalancing Date, or “CLt”, equals the sum of (i) the Cash Level on the previous Rebalancing Date and (ii) the product of (A) the Cash Level minus the Short Proceeds, each as of the immediately preceding Rebalancing Date, multiplied by (B) the Cash Rate, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date divided by 360. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLt = CLr + ((CLr - SPr)CRr × dt-r/360)

where,

SPr = the “Short Proceeds” on Rebalancing Date “r”, such that SPr = -Smin(FSmr, 0) × FLmr dt-r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”; and

CRr = the annual Cash Rate, which equals the then applicable Federal Funds effective rate (the rate for U.S. dollar federal funds on the Rebalancing Date as published in H.15(519) opposite the heading “Federal funds (effective)”, as that rate is displayed on the Reuters screen FEDFUNDS1 page under the heading “EFFECT”). This rate, for purposes of calculating the Index, resets at each Rebalancing Date.

On any Index Business Day “t”, the “Factor Dividend”, or “FDmr, t-r”, is equal to the accrual of dividend income with respect to the constituent stocks of each Market Factor “m” other than the MSCI Indices (which, because they are total return indices, already reflect dividend income at the Index level) that has a non-zero Factor Weight from the Rebalancing Date “r” to the current Index Business Date “t”.

On any Index Business Day “t”, the “Accrued Holding Rate”, or “AHRTHR, t-r”, equals the product of (i) the Index Level as of the previous Rebalancing Date and (ii) the Holding Rate as of the previous Rebalancing Date, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date, divided by 360. Expressed as a formula, the Accrual Holding Rate equals:

AHRTHR, t-r = Vr × (HRrquarterly × dt-r/360)

where,

HRrquarterly = the “Holding Rate”, which is the rate set quarterly on the Rebalancing Date immediately following each calendar quarter (i.e., “quarterly”) by the Index Committee based on then prevailing swap spreads on the Market Factors, and which may be negative. The Holding Rate shall remain fixed until the Rebalancing Date immediately following the subsequent calendar quarter except upon an event which, in the sole discretion of the Index Committee, shall be deemed to have a significant impact on the holding cost of the current Index constituents, in which event the Holding Rate shall be reset to a rate deemed reasonable based on then prevailing market conditions by the Index Committee. The Holding Rate is currently 0.40%.

On any Index Business Day “t”, the “Accrued Index Adjustment Factor”, or “AIAFIAF, t-r”, equals the accrued Index Adjustment Factor from the previous Rebalancing Date “r” to the current Index Business Day “t” (based on an actual/365 day count convention), calculated daily with respect to the previous Index Business Day’s Index Level. Expressed as a formula, the Accrued Index Adjustment Factor equals:

where,

di = the number of days elapsed from the previous Index Business Day “t-1” to the current Index Business Day “t”;

rs = the Index Business Day after the Rebalancing Date “r”; and

dt-r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”.

The “Index Adjustment Factor” or “IAFr” is a fee, established by the Index Committee, at 0.5% per annum.

If on any Index Business Day the Index Level as calculated herein is equal to or less than zero, the Index Level will be reported as zero; provided, however, that the Index Sponsor and Index Committee will continue to calculate and rebalance the Index Level without adjustment, and the Index Level will be reported as the calculated level on any Index Business Day that the Index Level as calculated exceeds zero.

Rebalancing. The Index is rebalanced monthly on the Index Business Day immediately following the official publication date of the Dow Jones Credit Suisse Event Driven Hedge Fund Index (each such date, a “Rebalancing Date”), unless (i) there is a Market Disruption Event affecting all Market Factors on such Index Business Day, in which case the Rebalancing Date shall be the immediately following Index Business Day on which there is no Market Disruption Event or (ii) there is a Market Disruption Event affecting only some of the Market Factors whose Factor Weights were to change as of such Rebalancing Date, in which case the Index Committee shall effect the rebalancing of the Index in a staggered fashion by implementing new Factor Weights in the Index only with respect to those Market Factors that have not been affected by such Market Disruption Event, while deferring the implementation of the new Factor Weight for each affected Market Factor until the next Index Business Day on which such Market Factor is no longer affected by a Market Disruption Event. In the case of a staggered rebalancing as described in (ii) above, the Index Committee shall implement such other changes to the Index methodology until the all new Factor Weights have been implemented in the Index and the Index has been completely rebalanced as the Index Committee deems necessary in order to take into account such staggered rebalancing, including without limitation temporary offsetting increases or decreases to the Cash Level and the use of more than one Rebalancing Date (depending on whether and when new Factor Weights are implemented in the Index). On the Index Business Day immediately following the implementation of all of the new Factor Weights and the completion of the rebalancing, the regular Index methodology shall be restored, and from such Index Business Day until the Index methodology provides otherwise, the previous Rebalancing Date, for the purposes of the various formulas in the Index methodology, shall be the Index Business Day on which such staggered rebalancing was completed. The official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index generally occurs on or about the 15th day of each month.

The Market Factors included in the Index are determined by, and weighted according to their respective Factor Weights (which may be zero), each as determined at the close of business on the Rebalancing Date, that seeks to replicate the return (net of fees) of the Dow Jones Credit Suisse Event Driven Hedge Fund Index. Using the immediately preceding 12 months of returns for each Market Factor and the Dow Jones Credit Suisse Event Driven Hedge Fund Index, the Index Sponsor successively applies a number of regressions which seek to capture increasingly granular influences on the performance of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

The Market Factors currently include the following liquid, investable market measures:

•

Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 is a subset of the Russell 3000 index Representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

•

Credit Suisse Distressed Equity Liquid Index represents the investable universe of the public equity of issuers in the high yield debt market. The index is valued daily and is constructed using objective and transparent rules-based methodology.

•	iBoxx Liquid High Yield Bond Index tracks a basket of the most liquid high yield corporate bonds.

•

CDX Credit Basket tracks the total return of a fully funded rolling long position in the North America High Yield CDX Index where the position is rolled every 6 months and is intended to represent selling protection in the high yield debt universe.

•

Credit Suisse Merger Arbitrage Liquid Index aims to gain broad exposure to the merger arbitrage strategy using a pre-defined quantitative methodology to invest in a liquid, diversified and broadly representative set of announced American and Western European merger deals in accordance with the index rules including certain liquidity and investability criteria. The index is valued daily and is constructed using objective and transparent rules-based methodology.

•

Credit Suisse Illiquidity Premium Liquid Index uses a quantitative methodology to combine liquid index options in order to achieve a risk premium similar to that achieved by holding illiquid securities. The index is valued daily and is constructed using objective and transparent rules-based methodology.

Quantitative methods are used to compensate for auto-correlation in returns. The Factor Weight with respect to a Market Factor is the coefficient resulting from such regressions on the Rebalancing Date. A positive Factor Weight indicates a long position in the applicable Market Factor while a negative Factor Weight indicates a short position in the associated Market Factor. Only the CDX Credit Basket may be assigned a negative Factor Weight. A Factor Weight of zero indicates that such Market Factor is not included in the Index. As a final step, the Factor Weights as an estimation portfolio are passed through a volatility filter to decrease the risk if necessary to approximately that of the Dow Jones Credit Suisse Event Driven Hedge Fund Index.

Date of the Underlying Benchmark’s Commencement. The Index was established on December 31, 2009.

Index Availability. The Index Committee will be the final authority on the Index and the interpretation of The Index Calculation Agent will publish the Index Level (as defined below) with respect to any Index Business Day on Bloomberg under the ticker symbol “CSLABLN” (or on any successor page at the sole and absolute discretion of the Index Committee) approximately every fifteen (15) seconds (assuming the Index level has changed within such fifteen-second interval) from 8:45 a.m. to 5:00 p.m. (New York City time) on each business day, and publishes the closing level of the Index for each business day at approximately 6:30 p.m. (New York City time) on each such day. An “Index Business Day” is any day that the financial markets are generally open for trading in New York City.

Merrill Lynch Factor Model

Index Description The Model is a model established by Merrill Lynch International, as model sponsor (the “Model Sponsor”). The value of the Model changes based on the weighted performance of the S&P 500 Total Return Index, EUR-USD Spot Exchange Rate, MSCI EAFE US Dollar Net Total Return Index, MSCI Emerging Markets Free US Dollar Net Total Return Index, Russell 2000 Total Return Index and one-month USD LIBOR (each, a “Model Factor”), each described in the section entitled “The Model Factors”. The Model is not a managed hedge fund and does not track the performance of any hedge fund or group of hedge funds. Instead, the Model is designed to provide a high correlation to hedge fund beta, which is the component of the performance of a relatively diversified group of hedge funds comprising the HFRI Composite Index that may be correlated to and replicated by non-hedge fund, transparent market measures such as the Model Factors. Weightings with respect to all but one of the Model Factors may be negative.

Index Calculation. The Model Sponsor will implement the Model Factor weights (each rounded to the nearest one thousandth) monthly on the second Model Calculation Day (the “Model Rebalancing Day”) immediately succeeding the date on which HFRI publishes the “End Update” for the HFRI Composite Index performance for a given month (the “Publication Date”). The End Update is the third published value for the HFRI Composite Index performance for a given month, the first update being the “Flash Update” (typically published five business days after the end of the relevant month) and the second update being the “Mid Update” (typically published 15 calendar days after the end of the relevant month). The “End Update” for a given month is typically published by HFRI on the first Model Calculation Day of the second month immediately following the month for which performance is being measured. If, however, the End Update has not been published by HFRI by 11:00 a.m., New York City time, on the second Model Calculation Day of the relevant month, then the Mid Update is used in place of the End Update in the regression model used to calculate the new Model Factor weights for that month.

The Model Sponsor will determine the weights for the Model Factors other than one-month USD LIBOR using the linear regression model described below that analyzes the relationship between monthly changes in the HFRI Composite Index, reduced by one-month USD LIBOR (as so reduced, the “adjusted HFRI Composite Index”), and corresponding monthly changes in the level of each Model Factor other than one-month USD LIBOR, in each case, with the exception of the EUR-USD Spot Exchange Rate, also reduced by One-Month USD LIBOR (each an “adjusted Model Factor”). The monthly changes analyzed in the linear regression model for each Model rebalancing span 24 consecutive months, ending with the month for which the most recent HFRI Composite Index monthly return is available (the “Observation Period”). This month is expected to be the second month immediately preceding the applicable Model Rebalancing Day.

By performing a regression analysis over an Observation Period, values for Model Factor weights 1 through 5 can be obtained that will, subject to the parameters described in the next paragraph, produce the highest correlation between the changes in the adjusted HFRI Composite Index values for the 24 monthly subperiods of such Observation Period and the corresponding changes in the five Model Factor values. The weight for the One-Month USD LIBOR Model Factor will be equal to one minus the sum of the weights for the other Model Factors (other than the weight for the EUR-USD Spot Exchange Rate).

The weight of each Model Factor other than One-Month USD LIBOR must have a value equal to or greater than -100% and not more than 100%, except that: (i) the Model Factor weight for the MSCI Emerging Markets Free US Dollar Net Total Return Index must be equal to or greater than 0% and (ii) the Model Factor weight for the Russell 2000 Total Return Index must be equal to or greater than -30%. In the event that the weighting of one or more Model Factors is limited on any Model Rebalancing Day by these minimum and maximum value constraints, the other Model Factor weights will be computed in the regression model as if no constraints had been imposed. Any negative Model Factor weight will have the same effect on the Model Value as if a short position had been created in the applicable Model Factor for such period. In the event that the sum of the Model Factor weights other than that of One-Month USD LIBOR exceeds 100%, the exposure of the Notes to the Model Factors will be hypothetically leveraged.

On each Model Rebalancing Date, a constant is included in the statistical model employed by the Model Sponsor. This constant will be used solely to determine the Model Factor weights and will not be used for the purposes of computing the daily Model closing value.

•	“Model Calculation Day” means a day which is both a Business Day and an Exchange Business Day.

•

“Business Day” means any day other than a Saturday or Sunday that is not a day on which banking institutions in The City of New York are authorized or required by law, regulation or executive order to close and is a day on which those banks are open for dealing in foreign exchange and foreign currency deposits.

•

“Exchange Business Day” means any day upon which all the relevant Exchanges and Related Exchanges are open for trading during their respective regular trading sessions notwithstanding such Exchanges or Related Exchanges closing prior to their scheduled weekday closing time; provided that, in the event that any relevant Exchange or Related Exchange is closed for trading, the Model Sponsor may exclude such Exchange or Related Exchange for the purposes of this definition of Exchange Business Day.

•

“Exchange” means, in respect of each Model Factor comprising the Model, any stock exchange on which a Model Security that is part of that Model Factor is traded and/or any successor stock exchange or trading system on which that Model Security is traded. In the event that a Model Security is listed on more than one exchange or quotation system, the Model Sponsor shall select an exchange or quotation system.

•	“Model Security” means any security traded on an Exchange or a Related Exchange and constituting a Model Factor.

•

“Related Exchange” means, in respect of a Model Security, each exchange, quotation or market system on which options contracts and futures contracts relating to such Model Security are traded, any successor to such exchange, quotation or market system or any substitute exchange, quotation or market system to which trading in futures or options contracts relating to the Model has temporarily relocated; provided that the Model Sponsor has determined that there is comparable liquidity relative to the futures or options contracts relating to the Model Security on such temporary substitute exchange, quotation or market system as on the original Related Exchange.

Daily Model Closing Value. In order to compute the daily Model closing value as of a Model Calculation Day, the Model Calculator will compute the total return on each individual Model Factor for all Model Factors since the most recent Model Rebalancing Day as of such Model Calculation Day (the “Accumulated Model Factor Total Return” or “AMFTR”) in accordance with a proprietary formula. The daily Model closing value is calculated and reported on the Bloomberg and on Reuters websites (and may be reported on any successor page at the sole and absolute discretion of the Model Sponsor) on or prior to the opening of business on the immediately succeeding Model Calculation Day. In addition, the Model Sponsor maintains a website at http://gmi.ml.com/factormodel that displays the daily Model closing values, the weightings of each Model Factor, and the correlation between the Model and the HFRI Composite Index. These Model closing values will not incorporate the Model Adjustment Factor that is used in calculating your return on the Notes. This website includes reference to the web addresses of each of the specific Model Factors where you can find additional information regarding the Model Factors.

The daily Model closing value will in no event be less than zero. If on any Model Calculation Day the daily Model closing value is equal to zero, the daily Model closing value from that time forward will be equal to zero and the Model Sponsor will cease to adjust Model Factor weights on future Model Rebalancing Dates.

If on any Model Calculation Day, there is a Market Disruption Event with respect to any of the Model Factors, the next Model Calculation Day will be the next succeeding Exchange Business Day on which there is no Market Disruption Event; provided that if a Market Disruption Event has occurred on each of the two succeeding Exchange Business Days, then (i) such second succeeding Exchange Business Day will be deemed to be the relevant Model Calculation Day for the Model notwithstanding the occurrence of a Market Disruption Event on such day and (ii) with respect to any such second succeeding Exchange Business Day on which a Market Disruption Event occurs, the value of the disrupted Model Factor(s) on such second succeeding Model Business Day will be the mean, as determined by the Model Sponsor, of the values of the disrupted Model Factor(s) on such trading day obtained from recognized dealers in instruments related to such Model Factor(s) and the component securities of such Model Factor(s) selected by the Model Sponsor (which may not exceed three). Bids of the Model Sponsor or any of its affiliates may be included in the calculation of such mean, but only to the extent that any such bid is the highest of the bids obtained.

For the purposes of the calculations of the daily Model closing values, the one-month USD LIBOR Model Factor shall be the most recently published value of one-month USD LIBOR as of 4:00 A.M. in the city of New York on the immediately preceding Model Rebalancing Day. For more information on how one-month USD LIBOR rates are determined and published, see “The Model Factors – One-Month USD LIBOR”. The one-month Euribor shall be the most recently published value of one-month EURIBOR as of 4:00 a.m. in the city of New York on the immediately preceding Model Rebalancing Day.

In the event of a discontinuation of the publication of the HFRI Composite Index, the Model Factor weights will be fixed at their last rebalanced levels if a successor to the HFRI Composite Index is not selected.

•

“Market Disruption Event” means the occurrence or existence of (i) the failure of the applicable Factor Publisher (as defined below) to publish a closing level for a Model Factor as of the applicable Valuation Time or (ii) an Exchange Disruption which the Model Sponsor determines is material at any time during the one-hour period that ends at the relevant Valuation Time or for any period of more than two hours during the relevant trading day. For the avoidance of doubt, a Market Disruption Event may occur with respect to any of the Model Factors other than one-month USD LIBOR.

•

“Exchange Disruption” means any event that disrupts or impairs (as determined by the Model Sponsor) the ability of market participants in general (i) to effect transactions in, or obtain market values for, any Model Securities, or (ii) to effect transactions in, or obtain market values for, futures or options contracts relating to a Model Security on any relevant Related Exchange.

•

“Valuation Time” means, in respect of each Model Factor, (i) the scheduled time for the publication by the Model Sponsor of the closing level of a Model Factor or (ii), in the case of an Exchange Disruption, the close of trading on the relevant Exchange on which a Model Security is traded.

Rebalancing. The weights of the Model Factors are adjusted monthly pursuant to a formula that is intended to assign weights that, had they been assigned at the beginning of a 24-month look-back period, would have resulted in the highest correlation during such period between the monthly changes in the Model Factor levels and the monthly changes in the level of the HFRI Fund Weighted Composite Index (“HFRI Composite Index”) published by Hedge Fund Research, Inc. (“HFRI”), subject to certain parameters, as more fully described below under “— Computation of the Model Factor Weights”.

Date of the Underlying Benchmark’s Commencement. January 3, 2003.

Index Availability. The daily Model closing value is calculated and reported on the Bloomberg Reuters websites (and may be reported on any successor page at the sole and absolute discretion of the Model Sponsor) on or prior to the opening of business on the immediately succeeding Model Calculation Day. In addition, the Model Sponsor maintains a website at http://gmi.ml.com/factormodel that displays the daily Model closing values, the weightings of each Model Factor, and the correlation between the Model and the HFRI Composite Index.

Credit Suisse Long/Short Liquid Index

Index Description. The Credit Suisse Long/Short Liquid Index (the “Index”) was created by Credit Suisse Alternative Capital, Inc., as Index sponsor (the “Index Sponsor”). The level of the Index reflects the return of a dynamic basket of various market measures (the “Market Factors”), each described below. The Index is not a managed hedge fund and does not track the performance of any specific hedge fund or group of hedge funds. Instead, the Index is designed to correlate to the historical performance of the universe of long short equity hedge funds, as represented by the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index, by tracking the performance of non-hedge fund, transparent market measures such as the Market Factors. The Market Factors will be selected and weighted in accordance with an algorithm that seeks to approximate the returns of that universe. The calculation of the Index takes into consideration holding costs associated with the Market Factors and costs associated with calculating the Index.

Index Calculation. The Index essentially tracks the following:

(i)	Market Factors selected pursuant to the algorithmic methodology of the Index, each with its own prescribed weighting;

(ii)	Hypothetical borrowings to the extent the Index’s exposure to Market Factors is leveraged and related negative accruals; and

(iii)	Certain charges and fees.

The level of the Index at the close of any Index Business Day (the “Index Level”) is the sum of (i) each of the product of (A) the Factor Share (as defined below) as of the most recent Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level (as defined below) as of the applicable Index Business Day with respect to such Market Factor, plus (ii) the Cash Level (as defined below) as of the applicable Index Business Day, plus (iii) the sum of each of the product of (A) the Factor Share as of the most recent Rebalancing Date with respect to each Market Factor and (B) the Factor Dividend (as defined below) as of the applicable Index Business Day with respect to such Market Factor, minus (iv) the Accrued Holding Rate (as defined below) from the previous Rebalancing Date to the applicable Index Business Day, minus (v) the Accrued Index Adjustment Factor from the previous Rebalancing Date to the applicable Index Business Day.

For any given Market Factor on any Rebalancing Date “r”, the term “Factor Shares” means the product of (i) the Index Level on the business day on which the Target Index level is published each month (or, if no Index Level is available for that day, the most recently available Index Level) (“Posting Date”) and (ii) the quotient of the Factor Weight as established on the Posting Date divided by the Factor Level on the Posting Date. Expressed as a formula, the Factor Shares equal:

FSmr = Vp × FWmp/FLmp

where,

Vp = the Index Level on the Posting Date (such date, “p”);

FWmp = the Factor Weight of each Market Factor “m”, as determined below under the caption “Iterative Regression Process”, on p (the Posting Date); and

the “Factor Level”, or “FLmp”, equals the level of the relevant Market Factor “m” published by the relevant Factor Publisher (as defined below) on p (the Posting Date). In the case of a negative weight for International Large Cap or Emerging Markets, the Factor Level of the net Index version of the relevant Market Factor acting as a proxy for either International Large Cap or Emerging Markets will be substituted for the gross Index version of such Market Factor.

The “Cash Level” on any Rebalancing Date, or “CLr”, equals (i) the Index Level on the Rebalancing Date minus (ii) the sum of the products of (A) the Factor Shares as of the Rebalancing Date with respect to each Market Factor included in the Index and (B) the Factor Level as of the Rebalancing Date with respect to each Market Factor included in the Index. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLr = Vr - S(FSmr × FLmr)

where,

Vr = the Index Level on the Rebalancing Date, “r”; and

FLmr = the Factor Level of each Factor “m” on “r” (the Rebalancing Date).

The “Cash Level” on any Index Business Day “t” that is not a Rebalancing Date, or “CLt”, equals the sum of (i) the Cash Level on the previous Rebalancing Date and (ii) the product of (A) the Cash Level minus the Short Proceeds, each as of the immediately preceding Rebalancing Date, multiplied by (B) the Cash Rate, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date divided by 360. The Cash Level may be negative. Expressed as a formula, the Cash Level on such days equals:

CLt = CLr + ((CLr - SPr)CRr × dt-r/360)

where,

SPr = the “Short Proceeds” on Rebalancing Date “r”, such that SPr = -Smin(FSmr, 0) × FLmr dt-r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”; and

CRr = the annual Cash Rate, which equals the then applicable Federal Funds effective rate (the rate for U.S. dollar federal funds on the Rebalancing Date as published in H.15(519) opposite the heading “Federal funds (effective)”, as that rate is displayed on the Reuters screen FEDFUNDS1 page under the heading “EFFECT”). This rate, for purposes of calculating the Index, resets at each Rebalancing Date.

On any Index Business Day “t”, the “Factor Dividend”, or “FDmr, t-r”, is equal to the accrual of dividend income with respect to the constituent stocks of each Market Factor “m” other than the MSCI Indices (which, because they are total return indices, already reflect dividend income at the Index level) that has a non-zero Factor Weight from the Rebalancing Date “r” to the current Index Business Date “t”.

On any Index Business Day “t”, the “Accrued Holding Rate”, or “AHRTHR, t-r”, equals the product of (i) the Index Level as of the previous Rebalancing Date and (ii) the Holding Rate as of the previous Rebalancing Date, expressed as a decimal, multiplied by the number of calendar days elapsed since the previous Rebalancing Date, divided by 360. Expressed as a formula, the Accrual Holding Rate equals:

AHRTHR, t-r = Vr × (HRrquarterly × dt-r/360)

where,

HRrquarterly = the “Holding Rate”, which is the rate set quarterly on the Rebalancing Date immediately following each calendar quarter (i.e., “quarterly”) by the Index Committee based on then prevailing swap spreads on the Market Factors, and which may be negative. The Holding Rate shall remain fixed until the Rebalancing Date immediately following the subsequent calendar quarter except upon an event which, in the sole discretion of the Index Committee, shall be deemed to have a significant impact on the holding cost of the current Index constituents, in which event the Holding Rate shall be reset to a rate deemed reasonable based on then prevailing market conditions by the Index Committee. The Holding Rate is currently 0.40%.

On any Index Business Day “t”, the “Accrued Index Adjustment Factor”, or “AIAFIAF, t-r”, equals the accrued Index Adjustment Factor from the previous Rebalancing Date “r” to the current Index Business Day “t”

(based on an actual/365 day count convention), calculated daily with respect to the previous Index Business Day’s Index Level. Expressed as a formula, the Accrued Index Adjustment Factor equals:

where,

di = the number of days elapsed from the previous Index Business Day “t-1” to the current Index Business Day “t”;

rs = the Index Business Day after the Rebalancing Date “r”; and

dt-r = the number of calendar days elapsed from the last Rebalancing Date “r” to the current Index Business Day “t”.

The “Index Adjustment Factor” or “IAFr” is a fee, established by the Index Committee, at 0.5% per annum.

If on any Index Business Day the Index Level as calculated herein is equal to or less than zero, the Index Level will be reported as zero; provided, however, that the Index Sponsor and Index Committee will continue to calculate and rebalance the Index Level without adjustment, and the Index Level will be reported as the calculated level on any Index Business Day that the Index Level as calculated exceeds zero.

Rebalancing. The Index is rebalanced monthly on the Index Business Day immediately following the official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index (each such date, a “Rebalancing Date”), unless (i) there is a Market Disruption Event affecting all Market Factors on such Index Business Day, in which case the Rebalancing Date shall be the immediately following Index Business Day on which there is no Market Disruption Event or (ii) there is a Market Disruption Event affecting only some of the Market Factors whose Factor Weights were to change as of such Rebalancing Date, in which case the Index Committee shall effect the rebalancing of the Index in a staggered fashion by implementing new Factor Weights in the Index only with respect to those Market Factors that have not been affected by such Market Disruption Event, while deferring the implementation of the new Factor Weight for each affected Market Factor until the next Index Business Day on which such Market Factor is no longer affected by a Market Disruption Event. In the case of a staggered rebalancing as described in (ii) above, the Index Committee shall implement such other changes to the Index methodology until the all new Factor Weights have been implemented in the Index and the Index has been completely rebalanced as the Index Committee deems necessary in order to take into account such staggered rebalancing, including without limitation temporary offsetting increases or decreases to the Cash Level and the use of more than one Rebalancing Date (depending on whether and when new Factor Weights are implemented in the Index). On the Index Business Day immediately following the implementation of all of the new Factor Weights and the completion of the rebalancing, the regular Index methodology shall be restored, and from such Index Business Day until the Index methodology provides otherwise, the previous Rebalancing Date, for the purposes of the various formulas in the Index methodology, shall be the Index Business Day on which such staggered rebalancing was completed. The official publication date of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index generally occurs on or about the 15th day of each month.

The Market Factors included in the Index are determined by, and weighted according to, a combination of “Base Factors,” “Style Factors” and “Industry Factors,” and their respective Factor Weights (which may be zero), each as determined at the close of business on the Rebalancing Date, that seeks to replicate the return (net of fees) of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. The Index Sponsor

successively applies a number of regressions which seek to capture increasingly granular influences on the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. At each stage, the algorithm is subject to a Bayesian Information Criterion (described below) that insures that only statistically significant Market Factors are included.

First, the Base Factor Weights are determined by regressing the performance of the Base Factors, which are intended to reflect broad market exposures, against the performance of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index over a 12-month period. Then, Factor Weights are determined by regressing the performance of the Style Factors over a 12-month period, which are intended to approximate the returns from common dynamic trading strategies, against the portion of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index returns that are not explained by the previous regression. Then, the Base Factors’ returns over a shorter six-month period are regressed against the portion of the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index returns that are not explained by the two previous regressions, which may cause the Base Factor Weights to be adjusted to reflect shorter term trends in the Base Factors that may affect the Dow Jones Credit Suisse Long/Short Equity Hedge Fund Index. Finally, the Industry Sector Weights are determined by similarly regressing the returns of a number of Industry Sector Factors (as defined below), which reflect the performance of various industry sectors, over a six-month period, which may be included to reflect the impact of at most one industry sector over the preceding six months. The Factor Weight with respect to a Market Factor is the coefficient resulting from such regressions on the Rebalancing Date. A positive Factor Weight indicates a long position in the applicable Market Factor while a negative Factor Weight indicates a short position in the associated Market Factor. A Factor Weight of zero indicates that such Market Factor is not included in the Index.

Date of the Underlying Benchmark’s Commencement. The Index was established on October 16, 2009.

Index Availability. The Index Committee will be the final authority on the Index and the interpretation of The Index Calculation Agent will publish the Index Level (as defined below) with respect to any Index Business Day on Bloomberg under the ticker symbol “CSLABLN” (or on any successor page at the sole and absolute discretion of the Index Committee) approximately every fifteen (15) seconds (assuming the Index level has changed within such fifteen-second interval) from 8:45 a.m. to 5:00 p.m. (New York City time) on each business day, and publishes the closing level of the Index for each business day at approximately 6:30 p.m. (New York City time) on each such day. An “Index Business Day” is any day that the financial markets are generally open for trading in New York City.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500 Strategy Fund, Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, International Equity Funds, Fixed Income Funds (except for the High Yield Strategy Fund), Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund, present certain risks, some of which are further described below.

Leverage. The Mid-Cap 1.5x Strategy Fund, Nova Fund, Russell 2000® 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Emerging Markets 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, and Strengthening Dollar 2x Strategy Fund (the “Leveraged Funds”) and the Inverse Emerging Markets 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Leveraged Inverse Funds”) employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may

borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a Leveraged Fund or Leveraged Inverse Fund achieves the right to a return on a capital base that exceeds the amount the Leveraged Fund or Leveraged Inverse Fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds’ and Leveraged Inverse Funds’ total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

The Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund each Fund regularly invests in financial instruments that give rise to leverage as part of its principal investment strategy. While the Funds may borrow for investment purposes, each derives its leveraged exposure primarily through the use of derivatives that give rise to leverage. Utilization of leverage involves special risks and should be considered speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Funds to pay interest, which would decrease the Funds’ total returns to shareholders. If the Funds achieve their respective investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the Funds not been leveraged.

Special Note Regarding the Correlation Risks of the Leveraged Funds and Leveraged Inverse Funds. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are “leveraged” funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds’ and Leveraged Inverse Funds’ use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the Underlying Index performance times the stated multiple in the fund objective.

A Leveraged Fund’s or Leveraged Inverse Fund’s return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund’s performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a hypothetical leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a hypothetical leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	-80%	-64%	-64%	-65%	-65%	-67%	-68%	-69%	-70%	-71%
-35%	-70%	-58%	-59%	-59%	-60%	-62%	-63%	-64%	-65%	-66%
-30%	-60%	-52%	-53%	-52%	-53%	-55%	-56%	-58%	-60%	-61%
-25%	-50%	-45%	-46%	-46%	-47%	-48%	-50%	-52%	-53%	-55%
-20%	-40%	-36%	-37%	-39%	-40%	-41%	-43%	-44%	-47%	-50%
-15%	-30%	-29%	-29%	-30%	-32%	-33%	-36%	-38%	-40%	-43%
-10%	-20%	-20%	-21%	-23%	-23%	-26%	-28%	-31%	-32%	-36%
-5%	-10%	-11%	-12%	-13%	-16%	-18%	-20%	-23%	-25%	-29%
0%	0%	-1%	-2%	-4%	-6%	-8%	-11%	-14%	-17%	-20%
5%	10%	9%	8%	6%	3%	2%	-3%	-5%	-8%	-12%
10%	20%	19%	19%	16%	15%	10%	9%	4%	0%	-5%
15%	30%	31%	29%	27%	25%	21%	19%	15%	11%	6%
20%	40%	43%	41%	38%	35%	32%	27%	23%	18%	13%
25%	50%	54%	52%	50%	48%	43%	39%	34%	29%	22%
30%	60%	69%	64%	62%	58%	56%	49%	43%	39%	34%
35%	70%	79%	77%	75%	70%	68%	61%	57%	50%	43%
40%	80%	92%	91%	88%	82%	81%	73%	67%	62%	54%

The second table below shows the estimated fund return over a one-year period for a hypothetical leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The hypothetical leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Inverse Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% Inverse of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	80%	165%	153%	145%	127%	114%	99%	74%	57%	35%
-35%	70%	130%	122%	109%	96%	84%	68%	51%	32%	17%
-30%	60%	98%	93%	79%	68%	58%	46%	29%	16%	1%
-25%	50%	73%	68%	58%	49%	36%	26%	13%	2%	-13%
-20%	40%	51%	45%	39%	31%	20%	12%	-2%	-11%	-23%
-15%	30%	35%	29%	23%	16%	6%	-2%	-12%	-22%	-30%
-10%	20%	20%	16%	9%	3%	-5%	-13%	-21%	-30%	-39%
-5%	10%	8%	5%	-2%	-8%	-14%	-21%	-30%	-38%	-46%
0%	0%	-3%	-7%	-12%	-17%	-23%	-28%	-37%	-44%	-51%
5%	-10%	-12%	-15%	-19%	-25%	-31%	-35%	-43%	-47%	-55%
10%	-20%	-19%	-23%	-27%	-32%	-36%	-43%	-47%	-53%	-59%
15%	-30%	-27%	-29%	-32%	-37%	-42%	-46%	-53%	-58%	-63%
20%	-40%	-33%	-35%	-38%	-42%	-46%	-50%	-56%	-60%	-66%
25%	-50%	-38%	-40%	-43%	-47%	-51%	-55%	-59%	-64%	-68%
30%	-60%	-43%	-44%	-47%	-51%	-55%	-59%	-62%	-66%	-71%
35%	-70%	-46%	-49%	-52%	-53%	-58%	-61%	-66%	-68%	-73%
40%	-80%	-50%	-52%	-55%	-57%	-61%	-64%	-68%	-71%	-75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a hypothetical leveraged fund. A Leveraged Fund’s or Leveraged Inverse Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or in the Prospectuses.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Fundamental Policies of the Domestic Equity Funds (except the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and NASDAQ-100® Fund), Sector Funds (except the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds, Specialty Funds, and Asset Allocation Funds

Each Fund shall not:

1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.

Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.	Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts (this restriction does not apply to the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund).

4.	Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts) (this restriction applies only to the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund).

5.	Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws (this restriction applies only to the Event Driven and Distressed Strategies Fund, Alternative Strategies Fund, Long Short Equity Strategy Fund and Long Short Interest Rate Strategy Fund).

6.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

9.

Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry[1]; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund, International Equity Fund, the Strengthening Dollar 2x Strategy Fund, or the Weakening Dollar 2x Strategy Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

With the exception of investments in shares of investment companies, the Alternative Strategies Allocation Fund and each Asset Allocation Fund shall not:

[1]

The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

10.	With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Fundamental Policies of the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, Precious Metals Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund

Each Fund shall not:

11.

Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund’s total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

12.	Underwrite securities of any other issuer.

13.	Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

14.	Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 15, 17, 18, and 19, as applicable to the Fund.

15.	Pledge, mortgage, or hypothecate the Fund’s assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

16.	Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

16.1	The Precious Metals Fund may (a) trade in futures contracts and options on futures contracts; or (b) invest in precious metals and precious minerals.

17.

Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

17.1	The Precious Metals Fund will invest 25% or more of the value of its total assets in securities in the metals-related and minerals-related industries.

18.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

19.	Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost (“selling against the box”).

19.1

The Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, and Inverse Government Long Bond Strategy Fund, may engage in short sales of portfolio securities or maintain a short position if at all times when a short position is open (i) the Fund maintains a segregated account with the Fund’s custodian to cover the short position in accordance with the position of the SEC or (ii) the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Fundamental Policies of the Money Market Fund

The Money Market Fund shall not:

20.	Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

21.	Lend the Money Market Fund’s portfolio securities in excess of 15% of the Money Market Fund’s total assets. Any loans of the Money Market Fund’s portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

22.	Issue senior securities, except as permitted by the Money Market Fund’s investment objectives and policies.

23.	Write or purchase put or call options.

24.	Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

25.	Mortgage, pledge, or hypothecate the Money Market Fund’s assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

26.	Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

27.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund may not:

1.	Invest in warrants (this limitation does not apply to the S&P 500 Fund, Russell 2000® Fund or Asset Allocation Funds).

2.	Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3.	Invest in mineral leases (this limitation does not apply to the S&P 500 Fund, Russell 2000® Fund or Asset Allocation Funds).

4.	Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or (F), if such Fund is an Asset Allocation underlying fund or an Alternative Strategies Allocation underlying fund.

The Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds, Specialty Funds, and Asset Allocation Funds may not:

5.	Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy Nos. 1 and 9 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6.

Invest in companies for the purpose of exercising control (this limitation does not apply to the S&P 500 Fund, Russell 2000® Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Strategies Allocation Fund and Asset Allocation Funds).

7.	Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

8.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

9.	Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The Russell 2000® 1.5x Strategy Fund may not:

10.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The Inverse S&P 500 Strategy Fund, Inverse NASDAQ-100® Strategy Fund, and Inverse Russell 2000® Strategy Fund each may not:

11.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The S&P 500 Fund, NASDAQ-100® Fund, and Russell 2000® Fund each may not:

12.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

13.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

14.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index without 60 days’ prior notice to shareholders.

The S&P 500 Pure Growth Fund may not:

15.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P 500 Pure Value Fund may not:

16.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P MidCap 400 Pure Growth Fund may not:

17.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P MidCap 400 Pure Value Fund may not:

18.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P SmallCap 600 Pure Growth Fund may not:

19.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The S&P SmallCap 600 Pure Value Fund may not:

20.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

21.	Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days’ prior notice to shareholders.

The Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and Emerging Markets 2x Strategy Fund may not:

22.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days’ prior notice to shareholders.

The Inverse Emerging Markets 2x Strategy Fund may not:

23.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index without 60 days’ prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund and the Money Market Fund each may not:

24.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. government (and derivatives thereof) without 60 days’ prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

25.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. government without 60 days’ prior notice to shareholders.

The High Yield Strategy Fund may not:

26.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days’ prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

27.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days’ prior notice to shareholders.

The Long Short Equity Strategy Fund may not:

28.	Change its investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and/or derivatives thereof without 60 days’ prior notice to shareholders.

The Long Short Interest Rate Strategy Fund may not:

29.	Change its investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury-related securities and/or derivatives thereof without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading “Fundamental Policies of the Domestic Equity Funds (except for the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, and NASDAQ-100® Fund), Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Funds, Specialty Funds and Asset Allocation Funds,” in paragraph 18 above under the heading “Fundamental Policies of the Inverse NASDAQ-100® Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, NASDAQ-100® Fund, Precious Metals Fund, Government Long Bond 1.2x Strategy Fund, and Inverse Government Long Bond Strategy Fund,” and in paragraph 27 under the heading “Fundamental Policies of the Money Market Fund.”

BROKERAGE ALLOCATION AND OTHER PRACTICES

With respect to the Alternative Strategies Allocation and Asset Allocation Funds, the Funds will purchase and sell the principal portion of Fund securities (i.e., shares of the underlying funds) by dealing directly with the issuer of the underlying funds. As such, the Funds are not expected to incur brokerage commissions with respect to their investments in the underlying funds.

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2009, 2010 and 2011, the Funds paid the following brokerage commissions:

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2009	Aggregate Brokerage Commissions During Fiscal Year Ended 2010	Aggregate Brokerage Commissions During Fiscal Year Ended 2011
Inverse Mid-Cap Strategy Fund	2/20/2004	$2,873	$2,481	$1,504
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$39,723	$12,339	$10,800
Inverse Russell 2000® Strategy Fund	2/20/2004	$88,279	$8,262	$13,124
Inverse S&P 500 Strategy Fund	1/7/1994	$103,359	$48,990	$86,932
Mid-Cap 1.5x Strategy Fund	8/16/2001	$27,811	$35,200	$47,474
Nova Fund	7/12/1993	$87,723	$27,994	$19,854
NASDAQ-100® Fund	2/14/1994	$309,025	$101,393	$92,283
Russell 2000® Fund	5/31/2006	$43,766	$17,859	$29,471
Russell 2000® 1.5x Strategy Fund	11/1/2000	$77,215	$27,490	$27,742
S&P 500 Fund	5/31/2006	$86,927	$62,558	$116,425
S&P 500 Pure Growth Fund	2/20/2004	$100,837	$120,819	$216,236
S&P 500 Pure Value Fund	2/20/2004	$748,588	$775,485	$616,005
S&P MidCap 400 Pure Growth Fund	2/20/2004	$501,729	$381,663	$385,601
S&P MidCap 400 Pure Value Fund	2/20/2004	$199,990	$809,333	$546,065
S&P SmallCap 600 Pure Growth Fund	2/20/2004	$169,038	$513,321	$545,415
S&P SmallCap 600 Pure Value Fund	2/20/2004	$616,076	$3,091,794	$2,706,595
Banking Fund	4/1/1998	$337,175	$305,720	$328,407
Basic Materials Fund	4/1/1998	$278,712	$389,891	$265,971
Biotechnology Fund	4/1/1998	$559,287	$737,966	$351,552
Consumer Products Fund	7/6/1998	$134,150	$238,064	$333,738
Electronics Fund	4/1/1998	$326,597	$884,766	$738,948
Energy Fund	4/21/1998	$224,275	$111,556	$146,276
Energy Services Fund	4/1/1998	$245,252	$460,987	$235,000
Financial Services Fund	4/2/1998	$92,849	$108,665	$93,516
Health Care Fund	4/17/1998	$260,659	$289,543	$254,996
Internet Fund	4/6/2000	$125,989	$237,437	$258,950
Leisure Fund	4/1/1998	$68,862	$81,687	$138,203
Precious Metals Fund	12/1/1993	$1,829,222	$1,644,626	$1,230,876
Retailing Fund	4/1/1998	$117,447	$273,153	$104,849
Technology Fund	4/14/1998	$120,627	$190,909	$184,317
Telecommunications Fund	4/1/1998	$136,371	$214,138	$271,202

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During Fiscal Year Ended 2009	Aggregate Brokerage Commissions During Fiscal Year Ended 2010	Aggregate Brokerage Commissions During Fiscal Year Ended 2011
Transportation Fund	4/2/1998	$249,230	$285,284	$251,347
Utilities Fund	4/3/2000	$229,517	$248,898	$373,536
Europe 1.25x Strategy Fund	5/8/2000	$37,934	$148,634	$77,774
Japan 2x Strategy Fund	2/22/2008	$25,664	$34,178	$39,012
Emerging Markets 2x Strategy Fund	10/29/2010	*	*	$3,680
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	*	*	$1,314
Government Long Bond 1.2x Strategy Fund	1/3/1994	$21,015	$46,362	$35,479
Inverse Government Long Bond Strategy Fund	3/3/1995	$150,721	$192,346	$25,905
High Yield Strategy Fund	4/16/2007	$18,530	$7,595	$34,226
Inverse High Yield Strategy Fund	4/16/2007	$5,009	$3,824	$7,578
U.S. Long Short Momentum Fund	3/22/2002	$1,629,724	$975,863	$429,997
Event Driven and Distressed Strategies Fund	6/30/2010	*	*	$0
Alternative Strategies Fund	6/30/2010	*	*	$784
Long Short Equity Strategy Fund	6/30/2010	*	*	$5,452
Long Short Interest Rate Strategy Fund	6/30/2010	*	*	$20,997
Alternative Strategies Allocation Fund	3/7/2008	$2,124	$2,661	$4,825
Strengthening Dollar 2x Strategy Fund	5/25/2005	$143,011	$59,954	$68,973
Weakening Dollar 2x Strategy Fund	5/25/2005	$72,559	$107,123	$35,540
Real Estate Fund	2/20/2004	$199,598	$434,173	$263,138
All-Asset Conservative Strategy Fund	6/30/2006	$0	$0	$322
All-Asset Moderate Strategy Fund	6/30/2006	$0	$0	$678
All-Asset Aggressive Strategy Fund	6/30/2006	$0	$0	$404
Money Market Fund	12/1/1993	$0	$0	$0

*	Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the advisory agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended March 31, 2011, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Inverse Mid-Cap Strategy Fund	$0	$0
Inverse NASDAQ-100® Strategy Fund	$0	$0
Inverse Russell 2000® Strategy Fund	$0	$0
Inverse S&P 500 Strategy Fund	$0	$0
Mid-Cap 1.5x Strategy Fund	$4,337	$26,647,334
Nova Fund	$662	$4,258,508
NASDAQ-100® Fund	$5,047	$27,214,671
Russell 2000® Fund	$2,513	$7,306,806
Russell 2000® 1.5x Strategy Fund	$3,138	$9,150,994
S&P 500 Fund	$3,241	$22,633,072
S&P 500 Pure Growth Fund	$27,042	$231,518,810
S&P 500 Pure Value Fund	$75,021	$302,729,298
S&P MidCap 400 Pure Growth Fund	$54,629	$423,066,265
S&P MidCap 400 Pure Value Fund	$51,749	$197,900,557
S&P SmallCap 600 Pure Growth Fund	$26,107	$122,645,956
S&P SmallCap 600 PureValue Fund	$35,526	$63,367,655
Banking Fund	$25,501	$93,308,645
Basic Materials Fund	$19,030	$128,446,044
Biotechnology Fund	$17,773	$92,819,397
Consumer Products Fund	$37,154	$276,447,406
Electronics Fund	$28,924	$91,966,732
Energy Fund	$14,832	$117,153,734
Energy Services Fund	$14,951	$103,625,575
Financial Services Fund	$8,016	$46,655,942
Health Care Fund	$7,580	$55,943,521
Internet Fund	$26,532	$172,151,984
Leisure Fund	$16,632	$86,761,308
Precious Metals Fund	$15,107	$75,248,987
Retailing Fund	$19,216	$124,014,950
Technology Fund	$9,626	$51,196,108
Telecommunications Fund	$9,516	$38,379,950
Transportation Fund	$44,572	$231,855,584
Utilities Fund	$34,962	$199,479,938
Europe 1.25x Strategy Fund	$4,843	$31,214,245
Japan 2x Strategy Fund	$0	$0
Emerging Markets 2x Strategy Fund	$590.49	$3,626,534
Inverse Emerging Markets 2x Strategy Fund	$0	$0
Government Long Bond 1.2x Strategy Fund	$0	$0

Fund Name	Total Dollar Amount of Brokerage Commissions for Research Services	Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
Inverse Government Long Bond Strategy Fund	$0	$0
High Yield Strategy Fund	$0	$0
Inverse High Yield Strategy Fund	$0	$0
U.S. Long Short Momentum Fund	$74,816	$415,932,465
Alternative Strategies Allocation Fund	$290	$1,342,450
Event Driven and Distressed Strategies Fund	$0	$0
Alternative Strategies Fund	$0	$0
Long Short Equity Strategy Fund	$0	$0
Long Short Interest Rate Strategy Fund	$0	$0
Strengthening Dollar 2x Strategy Fund	$0	$0
Weakening Dollar 2x Strategy Fund	$0	$0
Real Estate Fund	$10,124	$47,436,178
All-Asset Conservative Strategy Fund	$0	$0
All-Asset Moderate Strategy Fund	$0	$0
All-Asset Aggressive Strategy Fund	$0	$0
Money Market Fund	$0	$0

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, LLC, (the “Distributor”), the distributor of the Funds’ shares for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2009, 2010 and 2011, the Funds did not pay brokerage commissions to the Distributor.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares. As of March 31, 2011, the following Funds held the following securities of the Trust’s “regular brokers or dealers”:

Fund Name	Full Name of Broker/Dealer	Total $ Amount of Securities of Each Regular Broker-Dealer Held
All-Asset Aggressive Strategy Fund	CREDIT SUISSE	$3,164,433
All-Asset Conservative Strategy Fund	CREDIT SUISSE	$3,069,245
All-Asset Moderate Strategy Fund	CREDIT SUISSE	$6,070,826
Alternative Strategies Allocation Fund	CREDIT SUISSE	$314,033
Alternative Strategies Fund	HSBC SECURITIES, INC.	$1,386,714
	MIZUHO	$514,264
	CREDIT SUISSE	$268,785
	DEUTSCHE BANK AG	$92,448
Banking Fund	BANK OF NY MELLON	$484,223
	BB&T CORPORATION	$340,078
	HSBC HOLDINGS	$226,211
	UBS AG	$129,617
	DEUTSCHE BANK-RG	$127,296
	BARCLAYS PLC ADR	$117,039
	CREDIT SUISSE	$152,135
Basic Materials Fund	CREDIT SUISSE	$1,210,331
Biotechnology Fund	CREDIT SUISSE	$1,443,098
Consumer Products Fund	CREDIT SUISSE	$293,301
Electronics Fund	CREDIT SUISSE	$170,300
Emerging Markets 2x Strategy	CREDIT SUISSE	$1,520,084
	HSBC SECURITIES, INC.	$566,216
	MIZUHO	$209,982
	DEUTSCHE BANK AG	$37,748
Energy Fund	CREDIT SUISSE	$326,714
Energy Services Fund	CREDIT SUISSE	$1,761,174
Europe 1.25x Strategy Fund	HSBC HOLDINGS	$1,011,136
	DEUTSCHE BANK-RG	$470,197
	UBS AG	$430,312
	CREDIT SUISSE GROUP-SPON	$373,852
	BARCLAYS PLC ADR	$326,520
	HSBC SECURITIES, INC.	$2,696,691
	MIZUHO	$1,000,069
	CREDIT SUISSE	$522,697
	DEUTSCHE BANK AG	$179,779
Event Driven and Distressed Strategies Fund	HSBC SECURITIES, INC.	$6,110,375
	CREDIT SUISSE	$4,009,425
	MIZUHO	$2,266,036
	DEUTSCHE BANK AG	$407,358

Fund Name	Full Name of Broker/Dealer	Total $ Amount of Securities of Each Regular Broker-Dealer Held
Financial Services Fund	GOLDMAN SACHS GROUP INC	$232,951
	MORGAN STANLEY	$158,784
	BANK OF NY MELLON	$151,381
	BB&T CORPORATION	$106,314
	HSBC HOLDINGS	$82,621
	BARCLAYS PLC ADR	$75,462
	DEUTSCHE BANK-RG	$72,597
	CREDIT SUISSE GROUP-SPON	$70,896
	UBS AG	$70,088
	CREDIT SUISSE	$84,217
Government Long Bond 1.2x Strategy Fund	HSBC SECURITIES, INC.	$4,627,505
	MIZUHO	$1,716,113
	CREDIT SUISSE	$896,944
	DEUTSCHE BANK AG	$308,500
Health Care Fund	CREDIT SUISSE	$232,839
High Yield Strategy Fund	HSBC SECURITIES, INC.	$66,886,141
	CREDIT SUISSE	$27,481,430
	MIZUHO	$24,804,758
	DEUTSCHE BANK AG	$4,459,076
Internet Fund	CREDIT SUISSE	$311,772
Inverse Emerging Markets 2x Strategy	HSBC SECURITIES, INC.	$1,314,135
	CREDIT SUISSE	$835,072
	MIZUHO	$487,348
	DEUTSCHE BANK AG	$87,609
Inverse Government Long Bond Strategy Fund	BARCLAYS	$447,923,181
	HSBC SECURITIES, INC.	$94,765,378
	MIZUHO	$35,143,787
	CREDIT SUISSE	$18,368,266
	DEUTSCHE BANK AG	$6,317,692
Inverse High Yield Strategy Fund	HSBC SECURITIES, INC.	$10,533,081
	CREDIT SUISSE	$5,122,172
	MIZUHO	$3,906,198
	DEUTSCHE BANK AG	$702,205
Inverse Mid-Cap Strategy Fund	HSBC SECURITIES, INC.	$1,050,575
	CREDIT SUISSE	$879,037
	MIZUHO	$389,606
	DEUTSCHE BANK AG	$70,038
Inverse NASDAQ-100® Strategy Fund	HSBC SECURITIES, INC.	$14,397,217
	CREDIT SUISSE	$6,381,594
	MIZUHO	$5,339,215
	DEUTSCHE BANK AG	$959,814
Inverse Russell 2000® Strategy Fund	CREDIT SUISSE	$1,669,845
	HSBC SECURITIES, INC.	$27,970
	MIZUHO	$10,373
	DEUTSCHE BANK AG	$1,865

Fund Name	Full Name of Broker/Dealer	Total $ Amount of Securities of Each Regular Broker-Dealer Held
Inverse S&P 500 Strategy Fund	CREDIT SUISSE	$14,428,366
	HSBC SECURITIES, INC.	$7,575,116
	MIZUHO	$2,809,236
	DEUTSCHE BANK AG	$505,008
Japan 2x Strategy Fund	HSBC SECURITIES, INC.	$3,660,123
	MIZUHO	$1,357,358
	CREDIT SUISSE	$709,437
	DEUTSCHE BANK AG	$244,008
Leisure Fund	CREDIT SUISSE	$38,363
Long Short Equity Strategy Fund	HSBC SECURITIES, INC.	$1,161,561
	MIZUHO	$430,766
	CREDIT SUISSE	$315,145
	DEUTSCHE BANK AG	$77,437
Long Short Interest Rate Strategy Fund	HSBC SECURITIES, INC.	$34,129,231
	MIZUHO	$12,656,842
	CREDIT SUISSE	$6,615,230
	DEUTSCHE BANK AG	$2,275,282
Mid-Cap 1.5x Strategy Fund	CREDIT SUISSE	$7,511,938
	HSBC SECURITIES, INC.	$4,453,938
	MIZUHO	$1,651,745
	DEUTSCHE BANK AG	$296,929
NASDAQ-100® Fund	HSBC SECURITIES, INC.	$34,896,199
	CREDIT SUISSE	$15,562,769
	MIZUHO	$12,941,272
	DEUTSCHE BANK AG	$2,326,413
Nova Fund	GOLDMAN SACHS GROUP INC	$378,743
	MORGAN STANLEY	$193,972
	BANK OF NY MELLON	$170,378
	BB&T CORPORATION	$87,566
	CREDIT SUISSE	$11,218,612
	HSBC SECURITIES, INC.	$10,664,700
	MIZUHO	$3,955,009
	DEUTSCHE BANK AG	$710,980
Precious Metals Fund	CREDIT SUISSE	$1,551,167
Real Estate Fund	CREDIT SUISSE	$108,469
Retailing Fund	CREDIT SUISSE	$48,002
Russell 2000® 1.5x Strategy Fund	HSBC SECURITIES, INC.	$17,995,717
	CREDIT SUISSE	$11,371,349
	MIZUHO	$6,673,721
	DEUTSCHE BANK AG	$1,199,714
Russell 2000® Fund	HSBC SECURITIES, INC.	$16,660,496
	CREDIT SUISSE	$6,343,128
	MIZUHO	$6,178,553
	DEUTSCHE BANK AG	$1,110,700

Fund Name	Full Name of Broker/Dealer	Total $ Amount of Securities of Each Regular Broker-Dealer Held
S&P 500 Fund	GOLDMAN SACHS GROUP INC	$1,310,547
	MORGAN STANLEY	$670,433
	BANK OF NY MELLON	$588,977
	BB&T CORPORATION	$302,774
	HSBC SECURITIES, INC.	$50,974,287
	MIZUHO	$18,903,839
	CREDIT SUISSE	$16,859,557
	DEUTSCHE BANK AG	$3,398,286
S&P 500 Pure Growth Fund	HSBC SECURITIES, INC.	$206,633
	MIZUHO	$76,630
	CREDIT SUISSE	$40,052
	DEUTSCHE BANK AG	$13,776
S&P 500 Pure Value Fund	BB&T CORPORATION	$199,177
	MORGAN STANLEY	$171,624
	GOLDMAN SACHS GROUP INC	$136,126
	HSBC SECURITIES, INC.	$102,007
	MIZUHO	$37,829
	CREDIT SUISSE	$19,772
	DEUTSCHE BANK AG	$6,800
S&P MidCap 400 Pure Growth Fund	HSBC SECURITIES, INC.	$938,510
	MIZUHO	$348,047
	CREDIT SUISSE	$181,910
	DEUTSCHE BANK AG	$62,567
S&P MidCap 400 Pure Value Fund	HSBC SECURITIES, INC.	$288,983
	MIZUHO	$107,169
	CREDIT SUISSE	$56,013
	DEUTSCHE BANK AG	$19,266
S&P SmallCap 600 Pure Growth Fund	HSBC SECURITIES, INC.	$389,084
	MIZUHO	$144,292
	CREDIT SUISSE	$75,416
	DEUTSCHE BANK AG	$25,939
S&P SmallCap 600 Pure Value Fund	HSBC SECURITIES, INC.	$181,212
	MIZUHO	$67,203
	CREDIT SUISSE	$35,124
	DEUTSCHE BANK AG	$12,081
Strengthening Dollar 2x Strategy Fund	HSBC SECURITIES, INC.	$2,603,564
	CREDIT SUISSE	$1,489,185
	MIZUHO	$965,533
	DEUTSCHE BANK AG	$173,571
Technology Fund	CREDIT SUISSE	$294,035
Telecommunications Fund	CREDIT SUISSE	$254,608
Transportation Fund	CREDIT SUISSE	$63,442
U.S. Government Money Market Fund	MIZUHO	$668,611,573

Fund Name	Full Name of Broker/Dealer	Total $ Amount of Securities of Each Regular Broker-Dealer Held
Utilities Fund	CREDIT SUISSE	$71,097
Weakening Dollar 2x Strategy Fund	HSBC SECURITIES, INC.	$7,003,747
	MIZUHO	$2,597,343
	CREDIT SUISSE	$1,920,277
	DEUTSCHE BANK AG	$466,916

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds and each of the Trust’s other funds, which are not described in this SAI. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Sub-Advisor, Distributor, and Servicer. The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of each fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board, the Risk Oversight Committee, and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and/or Sub-Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor and/or the Sub-Advisor Agreement with the Sub-Advisor, the Board meets with the Advisor and/or Sub-Advisor to review such services. Among other things, the Board regularly considers the Advisor’s and/or Sub-Advisor’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s and/or Sub-Advisor’s use of higher-risk financial instruments, such as derivatives, in managing each Fund, if any, as well as reports on each Fund’s investments in other investment companies, if any. The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund Advisor and Sub-Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor and Sub-Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Sub-Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund’s investment management and business affairs are carried out by or through each Fund’s Advisor, Sub-Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

The Chairman of the Board, John O. Demaret, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the eight-member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
Interested Trustees*
Richard M. Goldman (50)	Trustee and President from 2009 to present

Security Benefit Corporation: Senior Vice President from March 2007 to present

Security Benefit Asset Management Holdings, LLC: Chief Executive Officer from October 2010 to present

Rydex Holdings, LLC: Chief Executive Officer & Manager from January 2009 to present

Security Investors, LLC: President, CEO & Member Representative from August 2007 to present

Rydex Distributors, LLC: President, Chief Executive Officer and Manager from January 2009 to present

Rydex Fund Services, LLC: Manager from July 2009 to present

SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund: President from May 2008 to present

First Security Benefit Life and Annuity Insurance Company of New York: Director from September 2007 to September 2010

Rydex Advisors, LLC: Director and Chief Executive Officer from January 2009 to January 2010

Rydex Advisors II, LLC: Director and Chief

			158	Security Equity Fund (10); Security Large Cap Value Fund (2); Security Mid Cap Growth Fund (1); Security Income Fund (2); and SBL Fund (14)

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee

Executive Officer from January 2009 to January 2010

Security Global Investors, LLC: Manager and President from May 2007 to January 2010

Security Distributors, Inc.: Director from March 2007 to 2009

R.M. Goldman Partner, LLC: Managing Member from February 2006 to February 2007

Independent Trustees

Corey A. Colehour (66)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present	Retired; President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006	158	None

J. Kenneth Dalton (70)	Trustee from 1995 to present; Member of the Governance and Nominating Committees from 1995 to present; Chairman of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present	Retired	158	Trustee of Epiphany Funds since 2009

John O. Demaret (71)	Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present	Retired	158	None

Werner E. Keller (71)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and	Founder and President of Keller Partners, LLC (registered investment adviser) from 2005 to present; and Retired from 2001 to 2005	158	None

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
	Governance and Nominating Committees from 2005 to present and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon (51)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	President of Global Trends Investments (registered investment adviser) from 1996 to present	158	Board of Directors of US Global Investors (GROW) since April 1995

Patrick T. McCarville (69)	Trustee from 1997 to present; Chairman of the Governance and Nominating Committees from 1997 to present; and Member of the Audit Committee from 1997 to present.	Retired. Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010	158	None

Roger Somers (67)	Trustee from 1993 to present; and Member of the Audit and Governance and Nominating Committees from 1995 to present.	Founder and Chief Executive Officer of Arrow Limousine from 1965 to present	158	None

Officers

Richard M. Goldman (50)	President from 2009 to present

Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President & Manager Representative, Security Investors, LLC; CEO & Manager, Rydex Holdings, LLC; CEO, President, & Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; and President & Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Previous: Director, First Security Benefit Life Insurance Company (2007–2010); President & Director, Security Global Investors (2010–2011); CEO & Director, Rydex Advisors, LLC & Rydex Advisor II,

			158	Security Equity Fund (10); Security Large Cap Value Fund (2); Security Mid Cap Growth Fund (1); Security Income Fund (2); and SBL Fund (14)

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
LLC (2010); Director, Security Distributors, Inc. (2007-2009); and Managing Member, RM Goldman Partners, LLC (2006-2007).

Michael P. Byrum (41)	Vice President from 1999 to present; Trustee from 2005 to 2009

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC.

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002-2010), Executive Vice President (2002-2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, (President & Secretary 2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary 2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005-2008).

			158	Not Applicable

Nick Bonos (47)	Vice President and Treasurer from 2003 to present.	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC.	158	Not Applicable

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
		Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003-2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009).

Joanna M. Haigney (45)	Chief Compliance Officer from 2004 to present; and Secretary from 2000 to present.

Current: Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006).

			158	Not Applicable

Joseph Arruda (45)	Assistant Treasurer from 2006 to present.	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC. Previous: Security Global Investors, LLC, Vice President (2010-2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/ka/ PADCO Advisors II, Inc.), Vice President (2004-2011).	158	Not Applicable

Keith Fletcher (53)	Vice President from	Current: Senior Vice President, Security	158	Not Applicable

Name, Address and Age of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer**	Other Directorships Held by Trustee
2009 to present

Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund.

Previous: Security Global Investors, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/ka/ PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2009-2011); Lyster Watson and Company, Managing Director (2007-2008); and Fletcher Financial Group, Inc., Chief Executive Officer (2004-2007).

Amy Lee (50)	Vice President and Assistant Secretary from 2009 to present

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007-2011); Rydex Advisors, LLC (f/ka/ PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004-2008).

			158	Not Applicable

*	Mr. Goldman is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Funds’ Advisor.
**	The “Fund Complex” consists of the Trust, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times in the most recently completed fiscal year.

Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Keller, Lydon, and McCarville serve as members of the Governance Committee. For the most recently completed Trust fiscal year, the Governance Committee met once.

Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Keller, Lydon, and McCarville serve as members of the Nominating Committee. For the most recently completed Trust fiscal year, the Nominating Committee met once.

Risk Oversight Committee. The Board has a separate standing Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee risk management activities applicable to the Funds, including systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Messrs. Demaret, Keller, and Dalton, serve as members of the Risk Oversight Committee. For the most recently completed Trust fiscal year, the Risk Oversight Committee met three (3) times.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Richard M. Goldman should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2009 and his experience working in the financial services and mutual fund industries. Mr. Goldman has gained valuable knowledge and experience from holding multiple roles with Security Global Investors, LLC and Security Benefit Corporation. Mr. Goldman also serves as a director for First Security Benefit Life and Annuity Insurance Company of New York and previously served as a director of Security Distributors, Inc. Prior to working for Security Benefit, Mr. Goldman was the President and CEO of ForstmannLeff Associates, an investment management firm. From his experience as CEO of the Advisor, as a Trustee, and from his prior work experience, Mr. Goldman has extensive knowledge of the financial services industry and mutual fund business.

The Trust has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1993 and his prior experience working in the financial services industry. Mr. Colehour also has served as a member of the Audit, Nominating and Governance Committees since 1995. In addition to his experience as a Trustee for the Rydex Funds and his extensive institutional knowledge of the Rydex Funds complex, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice-President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Rydex Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Rydex Funds.

The Trust has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1995 and his extensive knowledge of the banking and financial services industry. Mr. Dalton also has served as a member and Chairman of the Audit Committee since 1997 and a member of the Nominating and Governance Committees since 1995 and as a member of the Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty-nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton

Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Trust has concluded that John O. Demaret should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 1997 and his experience as Chairman of the Board since 2006. Mr. Demaret also has served as a member of the Audit Committee since 1997 and member of the Risk Oversight Committee since 2010. As Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for the Rydex Funds, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Trust has concluded that Werner E. Keller, CFA should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. Mr. Keller also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition, Mr. Keller has served as the Chairman of the Risk Oversight Committee since 2010. Mr. Keller serves as the Financial Expert of the Audit Committee. In addition to his experience as a Trustee for the Rydex Funds, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investor adviser. He also held the position of Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee for five years, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Rydex Funds.

The Trust has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. Mr. Lydon also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition to his experience as a Trustee for the Rydex Funds, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee for five years, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Trust has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1997. Mr. McCarville also has served as a member of the Audit Committee since 1997 and as the Chairman of the Governance and Nominating Committees since 1997. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Trust has concluded that Roger Somers should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1993. Mr. Somers also has served as a member of the Audit Committee since 2003 and member of the Governance and Nominating Committees since 1995. Mr. Somers has extensive business experience as the founder and president of a transportation company. Due to his business experience and experience serving as a Rydex Trustee, Mr. Somers is very knowledgeable about the financial services industry.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares [1]	Aggregate Dollar Range of Shares in All Rydex Funds Overseen by Trustee [1,2]
Interested Trustees
Richard Goldman	None	None	None
Independent Trustees
Corey A. Colehour	U.S. Long Short Momentum Fund	$1 - $10,000	$50,001 - $100,000
	All-Asset Moderate Strategy Fund	$10,001 - $50,000
J. Kenneth Dalton	U.S. Government Money Market Fund	$10,001 - $50,000	$10,001 - $50,000
John O. Demaret	Energy Fund	$10,001 - $50,000	Over $100,000
	Financial Services Fund	$50,001 - $100,000
	Utilities Fund	$10,001 - $50,000
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	U.S. Government Money Market Fund	Over $100,000	Over $100,000
Patrick T. McCarville	Nova Fund	$10,001 - $50,000	$50,001 - $100,000
	U.S. Long Short Momentum Fund	$50,001 - $100,000
Roger J. Somers	Russell 2000® 1.5x Strategy Fund	$50,001 - $100,000	Over $100,000
	Mid-Cap 1.5x Strategy Fund	Over $100,000
	Nova Fund	$50,001 - $100,000
	Energy Fund	$50,001 - $100,000
	Financial Services Fund	$50,001 - $100,000
	Basic Materials Fund	$50,001 - $100,000
	Energy Services Fund	Over $100,000
	S&P MidCap 400 Pure Growth Fund	$10,001 - $50,000
	U.S. Long Short Momentum Fund	$10,001 - $50,000

1	Information provided is as of December 31, 2010.
2	Includes the Trust, Rydex Series Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2011.

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex *
Interested Trustees
Richard Goldman**	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$82,100	$0	$0	$147,000
J. Kenneth Dalton	$89,000	$0	$0	$159,000
John O. Demaret	$104,400	$0	$0	$187,000
Werner E. Keller	$83,900	$0	$0	$150,000
Thomas F. Lydon	$82,100	$0	$0	$147,000
Patrick T. McCarville	$85,700	$0	$0	$153,000
Roger J. Somers	$82,100	$0	$0	$147,000

*	Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.
**	Mr. Goldman is an Interested Trustee, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor. He does not receive compensation from the Funds.

Codes of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. In addition, the Sub-Advisor has adopted a Code of Ethics (the “Sub-Advisor Code of Ethics” and together with the Code of Ethics, the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included as Appendix B to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust’s most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s web site at www.sec.gov.

The Advisor and the Advisory Agreement

The Advisor, Security Investors, LLC, located at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Security Global Investors and Rydex Investments. The Advisor is a subsidiary of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

Pursuant to an investment advisory agreement between the Trust and the Advisor dated August 1, 2010, and as amended (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. Pursuant to the Advisory Agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal years ended March 31, 2009, 2010 and 2011, the Funds paid the following advisory fees to the Advisor:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2009	Advisory Fees Paid for Fiscal Year Ended 2010	Advisory Fees Paid for Fiscal Year Ended 2011
Inverse Mid-Cap Strategy Fund	2/20/2004	0.90%	$105,433	$47,513	$37,641
Inverse NASDAQ-100® Strategy Fund	9/3/1998	0.90%	$516,935	$276,259	$241,086
Inverse Russell 2000® Strategy Fund	2/20/2004	0.90%	$389,342	$240,602	$243,647
Inverse S&P 500 Strategy Fund	1/7/1994	0.90%	$2,531,099	$2,076,938	$2,256,839
Mid-Cap 1.5x Strategy Fund	8/16/2001	0.90%	$195,882	$167,601	$317,193
Nova Fund	7/12/1993	0.75%	$719,954	$525,022	$529,891
NASDAQ-100® Fund	2/14/1994	0.75%	$4,082,452	$4,028,276	$4,575,228
Russell 2000® Fund	5/31/2006	0.75%	$128,075	$103,247	$174,718
Russell 2000® 1.5x Strategy Fund	11/1/2000	0.90%	$223,092	$185,972	$234,264
S&P 500 Fund	5/31/2006	0.75%	$884,588	$1,173,368	$1,209,099
S&P 500 Pure Growth Fund	2/20/2004	0.75%	$154,390	$187,243	$372,809
S&P 500 Pure Value Fund	2/20/2004	0.75%	$162,604	$375,484	$388,056
S&P MidCap 400 Pure Growth Fund	2/20/2004	0.75%	$238,346	$374,678	$850,218
S&P MidCap 400 Pure Value Fund	2/20/2004	0.75%	$57,855	$493,017	$514,279
S&P SmallCap 600 Pure Growth Fund	2/20/2004	0.75%	$70,579	$136,228	$358,410
S&P SmallCap 600 Pure Value Fund	2/20/2004	0.75%	$102,427	$835,763	$603,267
Banking Fund	4/1/1998	0.85%	$152,561	$141,012	$163,421
Basic Materials Fund	4/1/1998	0.85%	$836,050	$741,332	$885,645
Biotechnology Fund	4/1/1998	0.85%	$811,452	$902,193	$535,192
Consumer Products Fund	7/6/1998	0.85%	$291,418	$938,991	$735,452

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for Fiscal Year Ended 2009		Advisory Fees Paid for Fiscal Year Ended 2010		Advisory Fees Paid for Fiscal Year Ended 2011
Electronics Fund	4/1/1998	0.85%	$117,178		$461,674		$254,842
Energy Fund	4/21/1998	0.85%	$845,391		$527,895		$654,649
Energy Services Fund	4/1/1998	0.85%	$1,090,979		$828,135		$929,437
Financial Services Fund	4/2/1998	0.85%	$98,718		$218,968		$144,677
Health Care Fund	4/17/1998	0.85%	$391,222		$779,768		$235,238
Internet Fund	4/6/2000	0.85%	$82,817		$377,030		$808,473
Leisure Fund	4/1/1998	0.85%	$28,960		$46,004		$121,173
Precious Metals Fund	12/1/1993	0.75%	$1,244,276		$1,772,924		$1,785,811
Retailing Fund	4/1/1998	0.85%	$67,185		$269,361		$104,867
Technology Fund	4/14/1998	0.85%	$141,470		$399,138		$365,317
Telecommunications Fund	4/1/1998	0.85%	$85,239		$115,536		$111,533
Transportation Fund	4/2/1998	0.85%	$196,438		$148,740		$195,474
Utilities Fund	4/3/2000	0.85%	$271,807		$252,097		$388,077
Europe 1.25x Strategy Fund	5/8/2000	0.90%	$155,457		$144,207		$185,738
Japan 2x Strategy Fund	2/22/2008	0.75%	$38,396		$47,420		$49,039
Emerging Markets 2x Strategy Fund	10/29/2010	0.90%		**		**	$12,414
Inverse Emerging Markets 2x Strategy Fund	10/29/2010	0.90%		**		**	$9,183
Government Long Bond 1.2x Strategy Fund	1/3/1994	0.50%	$362,124		$887,204		$798,132
Inverse Government Long Bond Strategy Fund	3/3/1995	0.90%	$4,242,582		$5,216,389		$5,382,826
High Yield Strategy Fund	4/16/2007	0.75%	$516,174		$249,559		$1,407,964
Inverse High Yield Strategy Fund	4/16/2007	0.75%	$123,742		$112,382		$142,467
U.S. Long Short Momentum Fund	3/22/2002	0.90%	$2,786,051		$1,739,951		$1,546,882
Alternative Strategies Allocation Fund	3/7/2008	0.00%*	$0	*	$0	*	$0	*
Event Driven and Distressed Strategies Fund	6/30/2010	0.90%		**		**	$70,815
Alternative Strategies Fund	6/30/2010	0.90%		**		**	$24,707
Long Short Equity Strategy Fund	6/30/2010	0.90%		**		**	$19,577
Long Short Interest Rate Strategy Fund	6/30/2010	0.75%		**		**	$298,378
Strengthening Dollar 2x Strategy Fund	5/25/2005	0.90%	$972,207		$420,513		$410,155

Fund Name	Fund Inception Date	Advisory Fee		Advisory Fees Paid for Fiscal Year Ended 2009		Advisory Fees Paid for Fiscal Year Ended 2010		Advisory Fees Paid for Fiscal Year Ended 2011
Weakening Dollar 2x Strategy Fund	5/25/2005	0.90%		$812,462		$905,133		$321,462
Real Estate Fund	2/20/2004	0.85%		$182,400		$201,456		$352,791
All-Asset Conservative Strategy Fund	6/30/2006	0.00	%*	$0	*	$0	*	$0	*
All-Asset Moderate Strategy Fund	6/30/2006	0.00	%*	$0	*	$0	*	$0	*
All-Asset Aggressive Strategy Fund	6/30/2006	0.00	%*	$0	*	$0	*	$0	*
Money Market Fund	12/1/1993	0.50%		$7,213,212		$563,148		$6,592

*	The Advisor receives an investment advisory fee for managing the underlying funds. The underlying funds pay a monthly investment advisory fee to the Advisor for its services. The fee is based on the average daily net assets of each underlying fund and calculated at an annual rate for each underlying fund. For more information regarding the underlying funds’ investment advisory fees and expense limitations, please see the underlying funds’ prospectuses and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the underlying funds and, as shareholders of those underlying funds, indirectly bear a proportionate share of those underlying funds’ advisory fees.
**	Not in operation for the period indicated.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. For the Long Short Interest Rate Strategy Fund, the Advisor monitors the performance, security holdings and investment management strategies of the Sub-Advisor and, when appropriate, evaluates any potential new asset managers for the Trust. The Advisor also ensures compliance with the Long Short Interest Rate Strategy Fund’s investment policies and guidelines. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisor and the Sub-Advisory Agreement

American Independence Financial Services, LLC (the “Sub-Advisor” or “AIFS”) is located at located at 335 Madison Avenue, Mezzanine, New York, New York 10017, and is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. Pursuant to an investment sub-advisory agreement dated August 1, 2010 between the Advisor and AIFS (the “Sub-Advisory Agreement”), AIFS serves as investment sub-adviser to the Long Short Interest Rate Strategy Fund and is responsible for constructing and providing the Advisor with the Long Short Interest Rate Strategy Fund’s model via signals, forwarded to the Advisor on such intervals as determined to be appropriate by the Sub-Advisor.

For its services as investment sub-adviser, AIFS is entitled to receive a fee from the Advisor, which is calculated daily and paid monthly, at an annual rate of 0.20% of the Long Short Interest Rate Strategy Fund’s average daily net assets. In addition to providing sub-advisory services, AIFS and its affiliates may provide shareholder and sales support services on behalf of the Long Short Interest Rate Strategy Fund.

For the fiscal year ended March 31, 2011, the Advisor paid the following sub-advisory fees to AIFS:

Fund Name	Fund Inception Date	Sub-Advisory Fee	Sub-Advisory Fee Paid for Fiscal Year Ended 2011
Long Short Interest Rate Strategy Fund	6/30/2010	0.20%	$79,941

After its initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Advisor, or by the Sub-Advisor on 60 days’ written notice to the Advisor and the Trust. The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers for each Fund (except the Long Short Interest Rate Strategy Fund) are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael P. Byrum	150	$16,337,547,985	1	$118,554,031	1	Less than $5 million
Michael Dellapa	150	$16,337,547,985	1	$118,554,031	8	Less than $5 million

Name	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ryan Harder	150	$16,337,547,985	1	$118,554,031	6	Less than $5 million

1	Information provided is as of March 31, 2011.

The Long Short Interest Rate Strategy Fund’s portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
T. Kirkham Barneby	8	$266.5 mil	2	$24.4 mil	294	$101.0 mil
Glen Dorsey	8	$266.5 mil	2	$24.4 mil	294	$101.0 mil

1	Information provided is as of March 31, 2011.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Advisor compensates each portfolio manager for his/her management of the Funds (except for the Long Short Interest Rate Strategy Fund). The portfolio managers’ compensation consists of an annual salary and the potential for two discretionary awards through a short-term and long-term incentive plan.

The Short-Term Incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the Investment Team. Senior management then determines individual allocations based primarily on contribution to investment performance as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain senior portfolio managers are also incented through a Long-Term Plan which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year time frame based upon the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers’ contributions to the Company’s success as determined by management.

For the Long Short Interest Rate Strategy Fund, the Sub-Advisor compensates each portfolio manager for his management of the Fund. Compensation consists primarily of a fixed base salary and a discretionary cash bonus. Bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the portfolios versus benchmark with which the Fund is compared, before taxes, for a one year period of time; the consistency of the portfolio manager’s performance, the total value of the assets managed by the portfolio manager, the profitability of the investment adviser and the portfolio manager’s contribution to profitability and the trends in industry compensation and levels.

Each AIFS portfolio manager receives employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the American Independence Financial Services, LLC 401(k) program. Further, key investment professionals are equity shareholders in the firm.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of each Fund as of the Trust’s most recently completed fiscal year end. Unless noted below, the portfolio managers did not beneficially own shares of any Fund as of December 31, 2010. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund Name	Dollar Range of Shares Owned
Portfolio Managers of Each Fund (except for the Long Short Interest Rate Strategy Fund)
Michael P. Byrum	None	None
Michael Dellapa	None	None
Ryan Harder	U.S. Government Money Market Fund	$1 - $10,000
	S&P 500 Fund	$1 - $10,000
Portfolio Managers of the Long Short Interest Rate Strategy Fund
T. Kirkham Barneby	Long Short Interest Rate Strategy Fund	$100,001 - $500,000
Glen Dorsey	None	None

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, LLC (the “Servicer”), Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a Service Agreement between the Trust and the Servicer.

Under the Service Agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and Money Market Funds, which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth in the table below.

For the fiscal years ended March 31, 2009, 2010 and 2011, the Funds paid the following service fees to the Servicer:

Fund Name	Fund Inception Date	Administrative Service Fees Paid For Fiscal Year Ended 2009		Administrative Service Fees Paid For Fiscal Year Ended 2010		Administrative Service Fees Paid For Fiscal Year Ended 2011
Inverse Mid-Cap Strategy Fund	2/20/2004	$29,287		$13,198		$10,456
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$143,593		$76,739		$66,968
Inverse Russell 2000® Strategy Fund	2/20/2004	$108,150		$66,834		$67,680
Inverse S&P 500 Strategy Fund	1/7/1994	$703,083		$576,927		$626,899
Mid-Cap 1.5x Strategy Fund	8/16/2001	$54,412		$46,556		$88,109
Nova Fund	7/12/1993	$239,985		$175,007		$176,630
NASDAQ-100® Fund	2/14/1994	$1,360,817		$1,342,758		$1,525,076
Russell 2000® Fund	5/31/2006	$42,692		$34,416		$58,239
Russell 2000® 1.5x Strategy Fund	11/1/2000	$61,970		$51,659		$65,073
S&P 500 Fund	5/31/2006	$294,863		$391,122		$403,033
S&P 500 Pure Growth Fund	2/20/2004	$51,464		$62,414		$124,270
S&P 500 Pure Value Fund	2/20/2004	$54,201		$125,161		$129,352
S&P MidCap 400 Pure Growth Fund	2/20/2004	$79,449		$124,893		$283,406
S&P MidCap 400 Pure Value Fund	2/20/2004	$19,285		$164,339		$171,426
S&P SmallCap 600 Pure Growth Fund	2/20/2004	$23,527		$45,410		$119,470
S&P SmallCap 600 Pure Value Fund	2/20/2004	$34,143		$278,588		$201,089
Banking Fund	4/1/1998	$44,871		$41,474		$48,065
Basic Materials Fund	4/1/1998	$245,897		$218,038		$260,483
Biotechnology Fund	4/1/1998	$238,662		$265,350		$157,409
Consumer Products Fund	7/6/1998	$85,711		$276,173		$216,309
Electronics Fund	4/1/1998	$34,464		$135,786		$74,953
Energy Fund	4/21/1998	$248,644		$155,263		$192,543
Energy Services Fund	4/1/1998	$320,876		$243,568		$273,363
Financial Services Fund	4/2/1998	$29,035		$64,402		$42,522
Health Care Fund	4/17/1998	$115,066		$229,343		$69,188
Internet Fund	4/6/2000	$24,358		$110,891		$237,785
Leisure Fund	4/1/1998	$8,518		$13,530		$35,639
Precious Metals Fund	12/1/1993	$414,759		$590,975		$595,270
Retailing Fund	4/1/1998	$19,760		$79,224		$30,843
Technology Fund	4/14/1998	$41,609		$117,393		$107,446
Telecommunications Fund	4/1/1998	$25,070		$33,981		$32,804
Transportation Fund	4/2/1998	$57,776		$43,747		$57,492
Utilities Fund	4/3/2000	$79,943		$74,146		$114,140
Europe 1.25x Strategy Fund	5/8/2000	$43,182		$40,058		$51,594
Japan 2x Strategy Fund	2/22/2008	$12,799		$15,807		$16,347
Emerging Markets 2x Strategy Fund	10/29/2010		**		**	$3,940

Fund Name	Fund Inception Date	Administrative Service Fees Paid For Fiscal Year Ended 2009		Administrative Service Fees Paid For Fiscal Year Ended 2010		Administrative Service Fees Paid For Fiscal Year Ended 2011
Inverse Emerging Markets 2x Strategy Fund	10/29/2010		**		**	$2,912
Government Long Bond 1.2x Strategy Fund	1/3/1994	$144,850		$354,885		$319,256
Inverse Government Long Bond Strategy Fund	3/3/1995	$1,178,495		$1,448,996		$1,495,228
High Yield Strategy Fund	4/16/2007	$172,058		$83,186		$469,321
Inverse High Yield Strategy Fund	4/16/2007	$41,247		$37,461		$47,489
U.S. Long Short Momentum Fund	3/22/2002	$773,903		$483,319		$429,689
Alternative Strategies Allocation Fund	3/7/2008	$0	*	$0	*	$0	*
Event Driven and Distressed Strategies Fund	6/30/2010		**		**	$23,201
Alternative Strategies Fund	6/30/2010		**		**	$8,645
Long Short Equity Strategy Fund	6/30/2010		**		**	$6,424
Long Short Interest Rate Strategy Fund	6/30/2010		**		**	$99,459
Strengthening Dollar 2x Strategy Fund	5/25/2005	$270,058		$116,805		$113,932
Weakening Dollar 2x Strategy Fund	5/25/2005	$225,684		$251,426		$89,295
Real Estate Fund	2/20/2004	$53,647		$59,252		$103,762
All-Asset Conservative Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Moderate Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Aggressive Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
Money Market Fund	12/1/1993	$2,885,285		$1,586,581		$136,432

*	The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.
**	Not in operation for the period indicated.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2009, 2010 and 2011, the Funds paid the following accounting service fees to the Servicer:

Fund Name	Fund Inception Date	Accounting Service Fees Paid For Fiscal Year Ended 2009		Accounting Service Fees Paid For Fiscal Year Ended 2010		Accounting Service Fees Paid For Fiscal Year Ended 2011
Inverse Mid-Cap Strategy Fund	2/20/2004	$11,715		$5,279		$4,182
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$57,437		$30,695		$26,787
Inverse Russell 2000® Strategy Fund	2/20/2004	$43,260		$26,733		$27,072
Inverse S&P 500 Strategy Fund	1/7/1994	$272,127		$228,670		$242,404
Mid-Cap 1.5x Strategy Fund	8/16/2001	$21,765		$18,622		$35,243
Nova Fund	7/12/1993	$95,994		$70,003		$70,651
NASDAQ-100® Fund	2/14/1994	$446,976		$453,607		$492,437
Russell 2000® Fund	5/31/2006	$17,048		$13,767		$23,296
Russell 2000® 1.5x Strategy Fund	11/1/2000	$24,788		$20,663		$26,029
S&P 500 Fund	5/31/2006	$117,971		$156,448		$160,721
S&P 500 Pure Growth Fund	2/20/2004	$20,585		$24,966		$49,707
S&P 500 Pure Value Fund	2/20/2004	$21,681		$50,064		$51,740
S&P MidCap 400 Pure Growth Fund	2/20/2004	$31,779		$49,957		$112,276
S&P MidCap 400 Pure Value Fund	2/20/2004	$7,714		$65,735		$68,562
S&P SmallCap 600 Pure Growth Fund	2/20/2004	$9,411		$18,163		$47,788
S&P SmallCap 600 Pure Value Fund	2/20/2004	$13,657		$111,399		$79,365
Banking Fund	4/1/1998	$17,948		$16,590		$19,226
Basic Materials Fund	4/1/1998	$98,359		$87,215		$104,192
Biotechnology Fund	4/1/1998	$95,465		$106,139		$62,963
Consumer Products Fund	7/6/1998	$34,284		$110,468		$86,523
Electronics Fund	4/1/1998	$13,786		$54,314		$29,981
Energy Fund	4/21/1998	$99,458		$62,105		$77,017
Energy Services Fund	4/1/1998	$128,275		$97,427		$109,345
Financial Services Fund	4/2/1998	$11,614		$25,761		$17,021
Health Care Fund	4/17/1998	$46,026		$91,736		$27,675
Internet Fund	4/6/2000	$9,743		$44,356		$95,113
Leisure Fund	4/1/1998	$3,407		$5,412		$14,256
Precious Metals Fund	12/1/1993	$165,904		$229,731		$234,116
Retailing Fund	4/1/1998	$7,904		$31,689		$12,337
Technology Fund	4/14/1998	$16,643		$46,957		$42,978
Telecommunications Fund	4/1/1998	$10,028		$13,592		$13,121
Transportation Fund	4/2/1998	$23,110		$17,499		$22,997
Utilities Fund	4/3/2000	$31,978		$29,658		$45,656
Europe 1.25x Strategy Fund	5/8/2000	$17,273		$16,023		$20,637
Japan 2x Strategy Fund	2/22/2008	$5,119		$6,323		$6,538
Emerging Markets 2x Strategy Fund	10/29/2010		**		**	$1,576
Inverse Emerging Markets 2x Strategy Fund	10/29/2010		**		**	$1,164
Government Long Bond 1.2x Strategy Fund	1/3/1994	$72,425		$170,618		$150,545

Fund Name	Fund Inception Date	Accounting Service Fees Paid For Fiscal Year Ended 2009		Accounting Service Fees Paid For Fiscal Year Ended 2010		Accounting Service Fees Paid For Fiscal Year Ended 2011
Inverse Government Long Bond Strategy Fund	3/3/1995	$413,469		$477,058		$486,317
High Yield Strategy Fund	4/16/2007	$68,520		$33,092		$181,818
Inverse High Yield Strategy Fund	4/16/2007	$16,499		$14,984		$18,995
U.S. Long Short Momentum Fund	3/22/2002	$288,527		$193,327		$171,874
Alternative Strategies Allocation Fund	3/7/2008	$0	*	$0	*	$0	*
Event Driven and Distressed Strategies Fund	6/30/2010		**		**	$9,280
Alternative Strategies Fund	6/30/2010		**		**	$3,458
Long Short Equity Strategy Fund	6/30/2010		**		**	$2,570
Long Short Interest Rate Strategy Fund	6/30/2010		**		**	$39,783
Strengthening Dollar 2x Strategy Fund	5/25/2005	$108,023		$46,723		$45,572
Weakening Dollar 2x Strategy Fund	5/25/2005	$90,274		$100,570		$35,718
Real Estate Fund	2/20/2004	$21,459		$23,701		$41,504
All-Asset Conservative Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Moderate Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
All-Asset Aggressive Strategy Fund	6/30/2006	$0	*	$0	*	$0	*
Money Market Fund	12/1/1993	$770,294		$770,732		$423,667

*	The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.
**	Not in operation for the period indicated.

Distribution

Pursuant to a distribution agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor, located at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. The Distributor is a subsidiary of Security Benefit and an affiliate of the Advisor. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund’s current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

Advisor Class Distribution and Shareholder Servicing Plan – Each Fund that offers Advisor Class Shares has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the “Advisor Class

Plan”). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor (“Service Providers”), may receive up to 0.25% of each Fund’s assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to 0.25% of each Fund’s assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

A-Class Distribution Plan – Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the “A-Class Plan”). The A-Class Plan allows each Fund to pay distribution and/or services fees to the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act; however, as discussed below, the Asset Allocation Funds and Alternative Strategies Allocation Fund will generally not pay distribution fees to the Distributor. The Distributor generally will, in turn, pay the Service Providers out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

For the Asset Allocation Funds and the Alternative Strategies Allocation Fund, the affiliated underlying funds, in which the Asset Allocation Funds and Alternative Strategies Allocation Fund invest, have adopted the A-Class Plan discussed above. The affiliated underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets of A-Class Shares, pursuant to Rule 12b-1 under 1940 Act. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of A-Class Shares of the affiliated underlying funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Fund more than other types of sales charges and will increase the cost of your investment.

C-Class Distribution and Shareholder Servicing Plan – Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the “C-Class Plan”). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund’s assets (except for the Asset Allocation Funds and Alternative Strategies Allocation Fund) and 0.75% of each Asset Allocation Fund’s and Alternative Strategies Allocation Fund’s assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund’s assets (except for the Asset Allocation Funds and Alternative Strategies Allocation Fund) and 0.50% of each Asset Allocation Fund’s and the Alternative Strategies Allocation Fund’s assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund’s assets attributable to C-Class Shares as compensation for shareholder services.

In addition, each Asset Allocation Fund and the Alternative Strategies Fund invests in A-Class Shares of the affiliated underlying Funds and the affiliated underlying Funds have adopted the A-Class Distribution Plan discussed above. Under the A-Class Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each affiliated underlying fund’s assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of each Fund’s assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Funds under the C-Class Distribution and Shareholder Servicing Plan and from the affiliated underlying funds under the A-Class Distribution Plan.

H-Class Distribution Plan and Shareholder Services Plan – Each Fund that offers H-Class Shares has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act and a Shareholder Services Plan applicable to H-Class Shares. Under the Distribution Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to H-Class Shares as compensation for distribution services provided to that Fund. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund’s assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds. Although the Asset Allocation Funds and the Alternative Strategies Allocation Fund have each adopted a Distribution Plan, these Funds generally do not pay distribution or shareholder service fees to the Distributor. Instead, the affiliated underlying funds have adopted a distribution plan applicable to A-Class Shares, in which the Asset Allocation Funds and the Alternative Strategies Allocation Fund invest, that allows each affiliated underlying fund to pay distribution fees to the Distributor and other Service Providers. The affiliated underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets of A-Class Shares, pursuant to the 1940 Act. If a Service Provider provides distribution or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of A-Class Shares of the affiliated underlying funds. Because the affiliated underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost the Fund more than other types of sales charges and will increase the cost of your investment.

Description of Distribution Services and Shareholder Services – Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2011, the Funds paid the following fees pursuant to the plans described above:

Fund Name	Fund Inception Date	Advisor Class (0.25% 12b-1 Fee)	A-Class (0.25% 12b-1 Fee)	C-Class (1.00% 12b-1 Fee)	H-Class (0.25% 12b-1 Fee)
Inverse Mid-Cap Strategy Fund	2/20/2004	*	$1,109	$4,501	$8,221
Inverse NASDAQ-100® Strategy Fund	9/3/1998	$3,618	$2,654	$17,199	**
Inverse Russell 2000® Strategy Fund	2/20/2004	*	$4,429	$19,066	$58,484
Inverse S&P 500 Strategy Fund	1/7/1994	$92,097	$49,444	$159,338	**
Mid-Cap 1.5x Strategy Fund	8/16/2001	*	$2,934	$47,851	$73,212
Nova Fund	7/12/1993	$36,333	$8,415	$88,347	**
NASDAQ-100® Fund	2/14/1994	$203,173	$28,678	$114,350	**

Fund Name	Fund Inception Date	Advisor Class (0.25% 12b-1 Fee)		A-Class (0.25% 12b-1 Fee)	C-Class (1.00% 12b-1 Fee)	H-Class (0.25% 12b-1 Fee)
Russell 2000® Fund	5/31/2006		*	$2,625	$49,787	$43,168
Russell 2000® 1.5x Strategy Fund	11/1/2000		*	$4,834	$23,921	$54,259
S&P 500 Fund	5/31/2006		*	$40,436	$94,788	$338,900
S&P 500 Pure Growth Fund	2/20/2004		*	$10,741	$70,910	$95,802
S&P 500 Pure Value Fund	2/20/2004		*	$8,834	$29,168	$113,226
S&P MidCap 400 Pure Growth Fund	2/20/2004		*	$18,395	$55,052	251,248
S&P MidCap 400 Pure Value Fund	2/20/2004		*	$12,275	$18,508	$154,524
S&P SmallCap 600 Pure Growth Fund	2/20/2004		*	$5,454	$17,888	$109,544
S&P SmallCap 600 Pure Value Fund	2/20/2004		*	$15,508	$47,650	$173,668
Banking Fund	4/1/1998	$6,108		$6,369	$34,655		**
Basic Materials Fund	4/1/1998	$40,795		$28,273	$101,719		**
Biotechnology Fund	4/1/1998	$28,557		$5,853	$35,685		**
Consumer Products Fund	7/6/1998	$27,343		$13,922	$40,974		**
Electronics Fund	4/1/1998	$6,934		$2,886	$16,184		**
Energy Fund	4/21/1998	$38,484		$13,430	$145,036		**
Energy Services Fund	4/1/1998	$41,040		$33,636	$112,250		**
Financial Services Fund	4/2/1998	$13,615		$3,528	$14,905		**
Health Care Fund	4/17/1998	$11,608		$3,883	$37,776		**
Internet Fund	4/6/2000	$13,006		$3,250	$15,527		**
Leisure Fund	4/1/1998	$6,081		$2,867	$9,954		**
Precious Metals Fund	12/1/1993	$114,807		$34,882	$334,166		**
Retailing Fund	4/1/1998	$6,611		$2,290	$18,366		**
Technology Fund	4/14/1998	$50,828		$5,342	$33,675		**
Telecommunications Fund	4/1/1998	$3,831		$2,211	$17,421		**
Transportation Fund	4/2/1998	$10,722		$4,973	$20,861		**
Utilities Fund	4/3/2000	$15,681		$6,079	$52,973		**
Europe 1.25x Strategy Fund	5/8/2000		*	$4,490	$10,296	$44,530
Japan 2x Strategy Fund	2/22/2008		*	$2,093	$2,685	$13,582
Emerging Markets 2x Strategy Fund	10/29/2010		*	$83	$1,068	$3,591
Inverse Emerging Markets 2x Strategy Fund	10/29/2010		*	$25	$938	$2,652
Government Long Bond 1.2x Strategy Fund	1/3/1994	$155,455		$9,683	$109,419		**
Inverse Government Long Bond Strategy Fund	3/3/1995	$280,127		$178,979	$1,147,960		**
High Yield Strategy Fund	4/16/2007		*	$21,622	$67,617	$430,795
Inverse High Yield Strategy Fund	4/16/2007		*	$8,146	$18,869	$34,625
U.S. Long Short Momentum Fund	3/22/2002		*	$73,421	$541,342	$220,933
Alternative Strategies Allocation Fund	3/7/2008		*	$0	$35,385	$0
Event Driven and Distressed Strategies Fund	6/30/2010		*	$15,805	$4,697	$6,189
Alternative Strategies Fund	6/30/2010		*	$5,878	$329	$2,666

Fund Name	Fund Inception Date	Advisor Class (0.25% 12b-1 Fee)		A-Class (0.25% 12b-1 Fee)	C-Class (1.00% 12b-1 Fee)	H-Class (0.25% 12b-1 Fee)
Long Short Equity Strategy Fund	6/30/2010		*	$3,962	$892	$2,210
Long Short Interest Rate Strategy Fund	6/30/2010		*	$37,242	$38,587	$40,934
Strengthening Dollar 2x Strategy Fund	5/25/2005		*	$21,163	$64,252	$76,706
Weakening Dollar 2x Strategy Fund	5/25/2005		*	$13,612	$45,282	$64,362
Real Estate Fund	2/20/2004		*	$12,351	$21,400	$86,061
All-Asset Conservative Strategy Fund***	6/30/2006		*	$0	$70,417	$0
All-Asset Moderate Strategy Fund***	6/30/2006		*	$0	$135,183	$0
All-Asset Aggressive Strategy Fund***	6/30/2006		*	$0	$49,896	$0
U.S. Government Money Market Fund	12/1/1993	$1,252,940		$74,815	$659,962		**

*	The Fund does not offer Advisor Class Shares.
**	The Fund does not offer H-Class Shares.
***	The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Other Distribution or Service Arrangements — The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of the Funds or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses, and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the intermediary provides services to Fund shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally periodically assesses the advisability of continuing to make these payments.

These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

As of the date of this SAI, the Distributor and/or Advisor have revenue sharing arrangements with the following financial intermediaries, pursuant to which the Distributor and/or Advisor pay the following fees, based on the assets invested in the Funds, for services provided to the Rydex Fund complex, including Rydex Funds and share classes of Rydex Funds not offered in this SAI:

Financial Intermediary	Payments During Last Fiscal Year
Charles Schwab & Co., Inc. (Schwab)	$3,310,353
National Financial Services LLC (NFS)	$3,808,984
Nationwide	$1,077,910
E*Trade	$126,796
Prudential Securities Inc./Wachovia Securities, LLC/Wells Fargo Investments LLC	$602,480
Citigroup Global Markets Inc.	$176,000
Merrill Lynch & Co, Inc.	$40,278
Pershing LLC	$298,396
UBS Financial	$133,771
TD Ameritrade	$203,055
Morgan Stanley & Co., Incorporated	$156,078
Security Benefit Corporation	$1,414,256
LPL Financial Corporation	$112,060
Ceros Financial Services, Inc.	$634,373
Raymond James Financial, Inc.	$70
Jefferson National Securities Corporation	$155,321
Keyport	$1,502
Keyport Benefit	$151
GE Life	$6,397
Lincoln Benefit	$653
Sun Life	$662
SAGE Life	$1,605
Western Southern	$10,979
Penn Mutual	$379
Phoenix Life	$90,025

The Distributor may enter into revenue sharing arrangements with other financial intermediaries and may modify existing revenue sharing arrangements with the intermediaries indicated above.

In addition, while the Distributor typically pays most of the sales charge applicable to the sale of Fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries and should so inquire if they would like additional information. A shareholder may ask his/her broker or financial intermediary how he/she will be compensated for investments made in the Funds.

Although the Funds may use financial firms that sell Fund shares to effect transactions for each Fund’s portfolio, the Advisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Advisor, Distributor and Servicer believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Advisor, Distributor and/or Servicer could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each of the Advisor’s, Distributor’s and Servicer’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of each of the

Advisor, Distributor or Servicer, or the reckless disregard of their respective obligations, the Advisor, Distributor and Servicer generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a list of the control persons and principal holders of securities of each Fund as of July 5, 2011, please see Appendix C to this SAI.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Calculating Net Asset Value.” The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares. The NAV of a Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. For the Alternative Strategies Allocation Fund and Asset Allocation Funds, each Fund’s assets consist primarily of the underlying funds, which are valued at their respective NAVs. The NAV of each underlying fund is calculated by dividing the market value of the underlying fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the underlying fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the OTC market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of a Fund’s pricing cycle.

Each Asset Allocation Fund and the Alternative Strategies Allocation Fund generally values shares of the underlying funds at their NAV and other investments at market prices. Similarly, Funds that are party to a structured note, will regularly value their investments in such structured notes at fair value and other investments at market prices.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets’ perceptions and trading activity related to the Funds’ assets since the calculation of the closing level of the International Equity Funds’ respective underlying indices. The Nikkei 225 Stock Average is determined in the early morning (2:00 a.m., U.S. Eastern Time) prior to the opening of the NYSE. The STOXX 50 IndexSM is determined in the mid-morning (approximately 10:30 a.m. U.S. Eastern Time) prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund’s securities may not be the quoted or published prices of those securities on their primary markets or exchanges.

OTC securities held by a Fund shall be valued at the NASDAQ Official Closing Price (“NOCP”) on the valuation date or, if no NOCP is reported, the last reported bid price is used, and quotations shall be taken from the market/exchange where the security is primarily traded. Securities listed on the Nasdaq Global Select Market and Nasdaq Global Market shall be valued at the NOCP; which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the last reported bid price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the rate at which local currencies can be sold to buy U.S. Dollars as last quoted by any recognized dealer. If these quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

The value of domestic equity index agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of foreign equity index and currency index swap agreements entered into by the Funds are accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. In the event that no order is filled at 4:00 p.m., Eastern Time, the Fund values the swap based on a quote provided by a dealer in accordance with the fund’s pricing procedures. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements. Credit default swaps are valued at the fill price, if one is traded that day. Otherwise, the swaps are valued at the market close price at 4:00 p.m., Eastern Time.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund’s use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the “Rule”). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule’s quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than sixty days and precludes the purchase of any instrument with a remaining maturity of more than 397 days (about 13 months).

The Money Market Fund may only purchase “Eligible Securities.” Eligible Securities are securities which: (a) have remaining maturities of 397 days (about 13 months) or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations (“NRSROs”) that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board’s oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Minimum Investment Requirements

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

Dollar Cost Averaging

This option allows shareholders to make periodic exchanges of shares from one Fund to one or more Funds. Periodic exchanges in which securities are purchased at regular intervals are known as “dollar cost averaging.” With dollar cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

Shareholders should contact Client Services to enroll in dollar cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. The Transfer Agent will exchange shares as requested on the the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the value of the shareholder’s account is depleted or until the shareholder instructs the Transfer Agent to terminate dollar cost averaging. Dollar cost averaging may be terminated at any time by a shareholder by written request or by phone.

Tax Consequences

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day’s NAV. In addition, the Money Market Fund may rely on Rule 22e-3 of the 1940 Act to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of the Fund.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans’ Day, and will likely close early the business day before New Year’s Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year’s Day; Coming-of-Age Day; National Foundation Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children’s Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor’s Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES – INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS

Initial Sales Charges / Dealer Reallowances. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectuses. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

Amount of Investment	Authorized Dealer Commission as % of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than 1,000,000	1.20%
Greater than $1,000,000	1.00%

Reduced Sales Charges. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Rights of Accumulation

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

Aggregating Accounts (Group Purchases)

1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares (other than A-Class Shares of the Money Market Fund) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

•

trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

•	solely controlled business accounts;

•	single participant retirement plans; or

•	endowments or foundations established and controlled by you or your immediate family.

2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers – provided they are not aggregated with individual accounts – may also be aggregated.

3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as “street name” or “nominee” accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm’s clients’ account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

Letters of Intent

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent (“LOI”), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge:

•

Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” in the Prospectuses).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below above under “Rights of Accumulation” if the Servicer is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

•

Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

•

If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

•	The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•

By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•

To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•

If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•

If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Sales Charge Waivers. The A-Class Shares’ initial sales charges will be waived for certain types of investors, as described in the Prospectuses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Funds’ Prospectuses under “Dividends and Distributions.” Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends monthly. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder’s account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (i.e., dividends, less such reduction), if any, in the shareholder’s account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by a Fund in U.S. Treasury zero coupon bonds and other zero coupon securities, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the “original issue discount”) is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The tax rules applicable to regulated investment companies are described below.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status

Congress passed the RIC Modernization Act on December 22, 2010 (the “RIC Mod Act”) which makes certain beneficial changes for RICs and their shareholders, some of which are referenced below. In general, the RIC Mod Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Mod Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

A Fund that qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to the Fund’s shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund’s investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the “Asset Test”). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from “securities” for purposes of the 90% Test. While the Precious Metals Fund does not currently invest in precious metals and minerals, if it does so in the future it intends to restrict its investment in such commodities to avoid a violation of the 90% Test.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, that Fund will be subject to U.S. federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund’s current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98.2% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). The amount of qualified dividend income, if any, designated by a Fund will depend on such Fund’s investment strategy.

In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Shareholders of a Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders as ordinary income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash.

Beginning in 2013, distributions from a Fund and gain realized on the sale or exchange of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with income exceeding $200,000 ($250,000 if married and filing jointly).

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. Since the Fixed Income Funds’ and the Money Market Fund’s income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

Legislation passed by Congress in 2008 requires each Fund (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, each Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, each Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method that has not yet been determined. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

Deferral of Late Year Losses. For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital Loss Carryovers. The RIC Mod Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals are made applicable to RICs and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for a Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Special Considerations Applicable to Certain Domestic Equity Funds, Sector Funds, International Equity Funds, Fixed Income Funds, Specialty Funds, and Alternative Funds, and in the case of the Alternative Strategies Allocation Fund and Asset Allocation Funds, Certain of the Underlying Funds

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the International Equity, Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds’ strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Regulated Investment Company Status.”

In general, with respect to the International Equity Funds, U.S. Long Short Momentum Fund, Sector Funds, and, in the case of the Alternative Strategies Allocation Fund and the Asset Allocation Funds, certain of the underlying funds, gains from “foreign currencies” and from foreign currency options, foreign currency futures, and forward foreign exchange contracts (“forward contracts”) relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Internal Revenue Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

The Sector Funds, International Equity Funds, the Alternative Funds and certain of the underlying funds may incur a liability for foreign withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to “pass through” to shareholders the amount of foreign taxes paid by that Fund. Foreign taxes paid by an underlying fund which is taxable as a regulated investment company will be passed through to you. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

Special Considerations Applicable to certain of the Underlying Funds of the Alternative Strategies Allocation Fund and Asset Allocation Funds

One of the requirements for qualification as a RIC under Subchapter M of the Internal Revenue Code is that certain of the underlying funds will derive at least 90% of their gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income”). Currently, the Commodities Strategy Fund and Managed Futures Strategy Fund, each an underlying fund, gain exposure to the commodities markets by investing in wholly-owned subsidiaries, which may invest in commodity-linked derivative instruments, including options, futures contracts, options on futures contracts, swap agreements on a commodities index and commodity-linked structured notes. The Commodities Strategy Fund’s and Managed Futures Strategy Fund’s exposure to the commodities markets is explained in more detail in the Prospectus applicable to each Fund.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Internal Revenue Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which certain of the underlying funds invest will not be considered qualifying income after September 30, 2006. These underlying funds will therefore restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of each underlying fund’s gross income.

The Alternative Strategies Allocation Fund has received a private letter ruling from the Internal Revenue

Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund’s current investment objective by investing in certain commodities-linked structured notes.

If these underlying funds were to fail to qualify as regulated investment companies, the underlying funds would be subject to federal income tax on their net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the underlying fund’s earnings and profits. If the underlying fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the underlying fund would be subject to diminished investment returns.

Options, Swaps and Other Complex Securities

A Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund’s holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund’s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, and Alternative Funds, in its operations, also may utilize options on securities indices. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Domestic Equity Funds, Sector Funds, International Equity Funds, Specialty Funds, and Alternative Funds, involving non equity options on stock indices may constitute “straddle” transactions. “Straddles” may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund’s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Certain Withholding Taxes

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

Other Issues

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker’s acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor or the principal underwriter.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds’ current registration statement. As of March 31, 2011, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-10 calendar days
Lipper	Monthly	1-10 calendar days
Bloomberg	Monthly	1-10 calendar days
Thompson Financial	Quarterly	1-10 calendar days
Standard & Poor’s	Quarterly	1-10 calendar days
Vickers Stock Research	Quarterly	1-10 calendar days
Institutional Shareholder Services	Weekly	1-5 business days

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. You receive one vote for every full Fund share owned. Each Fund or class of a Fund, if applicable, will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Reporting

You will receive the Trust’s unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.rydex-sgi.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

The Bank of New York Mellon

“BNY Mellon”, “BNY Mellon ADR Index” and “BNY Mellon Emerging Markets 50 ADR Index”, a sub-index of “BNY Mellon ADR Index” are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Rydex Investments. The Emerging Markets 2x Strategy and Inverse Emerging Markets 2x Strategy Funds (the “Rydex|SGI Emerging Markets Funds”) are based on the BNY Mellon Emerging Markets 50 ADR Index (the “BNY Mellon Index”) and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and The Bank of New York Mellon nor any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the Rydex|SGI Emerging Markets Funds or any member of the public regarding the advisability of investing in financial products generally or in these products particularly, the ability of the BNY Mellon Index to track market performance or the suitability or appropriateness of the products for such purchasers, owners or such member of the public. The relationship between The Bank of New York Mellon, on one hand, and Rydex Investments, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and the BNY Mellon Index, which is determined, composed and calculated by The Bank of New York Mellon without regard to Rydex Investments or their products. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Rydex Investments or the purchasers or owners of their products into consideration in determining, composing or calculating the BNY Mellon Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the products to be issued or in the determination or calculation of the equation by which the products are to be converted into cash. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation or liability in connection with the administration, marketing or trading of the products. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE RYDEX|SGI EMERGING MARKETS FUNDS, PURCHASERS OR OWNERS OF THE RYDEX|SGI EMERGING MARKETS FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BNY MELLON INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CREDIT SUISSE GROUP AG and/or its affiliates

“CREDIT SUISSE EVENT DRIVEN LIQUID INDEX” AND “CREDIT SUISSE LONG/SHORT LIQUID INDEX” ARE TRADEMARKS OF CREDIT SUISSE ALTERNATIVE CAPITAL, INC. OR ONE OF ITS AFFILIATES (COLLECTIVELY, “CREDIT SUISSE”), AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE EVENT DRIVEN AND DISTRESSED STRATEGIES FUND AND LONG SHORT EQUITY STRATEGY FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN SUCH PRODUCTS OR IN SECURITIES GENERALLY, THE RESULTS TO BE OBTAINED FROM THE USE OF THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX, THE FIGURE AT WHICH THE SAID INDICES STANDS AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE. CREDIT SUISSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CREDIT SUISSE EVENT DRIVEN LIQUID INDEX OR THE CREDIT SUISSE LONG/SHORT LIQUID INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CREDIT SUISSE HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CREDIT SUISSE AND RYDEX INVESTMENTS.

The Index is the exclusive property of Credit Suisse. Neither Credit Suisse nor any service provider shall be liable (whether in negligence or otherwise) to any person for any error or omission in the Index or the calculation thereof and neither Credit Suisse nor any service provider shall be under any obligation to advise any person of any error therein.

Neither Credit Suisse nor its Index service provider has any obligation to take the needs of any person into consideration in composing, modifying, determining or calculating the Index (or causing the Index to be calculated). Credit Suisse may modify the Index in its sole discretion at any time without the obligation to notify any party.

Credit Suisse has not published or approved this document and accepts no responsibility for its contents or use. Credit Suisse is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund to be issued, sold, purchased, written or entered into by Licensee or in the determination or calculation of the equation by which the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund are to be converted into cash. Credit Suisse has no obligation or liability in connection with the administration, marketing or trading of the Event Driven and Distressed Strategies Fund and the Long Short Equity Strategy Fund.

Dow Jones

Dow Jones has no relationship to Rydex Investments, other than the licensing of the Dow Jones Industrial AverageSM (DIE) Index (the “Dow Jones Index”) and the related trademarks for use in connection with the Dow 2x Strategy Fund and Inverse Dow 2x Strategy Fund (the “Rydex|SGI Dow Jones Funds”), “Dow Jones,” “Dow Jones Industrial AverageSM,” and “DIAS,” are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

•	Sponsor, endorse, sell or promote the Rydex|SGI Dow Jones Funds.

•	Recommend that any person invest in the Rydex|SGI Dow Jones Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Rydex|SGI Dow Jones Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Rydex|SGI Dow Jones Funds.

•	Consider the needs of the Rydex|SGI Dow Jones Funds or the owners of the Rydex|SGI Dow Jones Funds in determining, composing or calculating the relevant index or have any obligation to do so.

Dow Jones will not have any liability in connection with the Rydex|SGI Dow Jones Funds. Specifically:

•	Dow Jones does not make any warranty, expressed or implied, and Dow Jones disclaims any warranty about:

•

The results to be obtained by the Rydex|SGI Dow Jones Funds, the owner of the Rydex|SGI Dow Jones Funds, or any other person in connection with the use of the Dow Jones Indices and the data included in the Dow Jones Indices;

•	The accuracy or completeness of the Dow Jones Indices and their data;

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones Indices and their data;

•	Dow Jones will have no liability for any errors, omissions or interruptions in the Dow Jones Indices or their data;

•	Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Rydex Investments and Dow Jones is solely for their benefit and not for the benefit of the owners of the Rydex|SGI Dow Jones Funds or any other third parties.

STOXX

STOXX and its licensors (the “Licensors”) have no relationship to the Rydex Investments, other than the licensing of the STOXX 50 Index and the related trademarks for use in connection with the Europe 1.25x Strategy Fund.

STOXX and its Licensors do not:

•	Sponsor, endorse, sell or promote the Europe 1.25x Strategy Fund.

•	Recommend that any person invest in the Europe 1.25x Strategy Fund or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of Europe 1.25x Strategy Fund.

•	Have any responsibility or liability for the administration, management or marketing of the Europe 1.25x Strategy Fund.

•	Consider the needs of the [products] or the owners of the Europe 1.25x Strategy Fund in determining, composing or calculating the [relevant index] or have any obligation to do so.

STOXX and its Licensors will not have any liability in connection with the Europe 1.25x Strategy Fund. Specifically,

•	STOXX and its Licensors do not make any warranty, express or implied and disclaim any and all warranty about:

•

The results to be obtained by the Europe 1.25x Strategy Fund, the owner of the Europe 1.25x Strategy Fund or any other person in connection with the use of the STOXX 50 Index and the data included in the STOXX 50 Index;

•	The accuracy or completeness of the STOXX 50 Index and its data;

•	The merchantability and the fitness for a particular purpose or use of the STOXX 50 Index and its data;

•	STOXX and its Licensors will have no liability for any errors, omissions or interruptions in the STOXX 50 Index or its data;

•

Under no circumstances will STOXX or its Licensors be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if STOXX or its Licensors knows that they might occur.

The licensing agreement between the Rydex Investments and STOXX is solely for their benefit and not for the benefit of the owners of the Europe 1.25x Strategy Fund or any other third parties.

Frank Russell Company

The Inverse Russell 2000® Strategy, Russell 2000® and Russell 2000® 1.5x Strategy Funds (the “Rydex|SGI Russell Funds”) are not sponsored or endorsed by, nor in any way affiliated with Frank Russell Company (“Russell”). Russell is not responsible for and has not reviewed the Russell Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index (the “Russell Index”) which is a trademark/service mark of Russell. Russell has no obligation to take the needs of any of the Rydex|SGI Russell Funds or their participants or any other product or person into consideration in determining, composing or calculating the Russell Index.

Russell’s publication of the Russell Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Index is based.

Russell makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell Index or any data included in the Russell Index. Russell makes no representation, warranty or guarantee regarding the use, or the results of use, of the Russell Index or any data included therein, or any security (or combination thereof) comprising the Russell Index. Russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell Index or any data or any security (or combination thereof) included therein.

Russell® is a trademark of the Frank Russell Company.

ICE Futures U.S., Inc.

The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds (the “Products”) are not sponsored, endorsed, sold or promoted by ICE Futures U.S., Inc. (“ICE Futures”). ICE Futures makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the U.S. Dollar Index®, to track market performance of either Product. ICE Futures’ only relationship to Rydex Investments (“Licensee”) is the licensing of certain names and marks and of the U.S. Dollar Index®, which is determined, composed and calculated without regard to the Licensee or the Products. ICE Futures has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing or calculating the U.S. Dollar Index®. ICE Futures is not responsible for and has not participated in any determination or calculation made with respect to the issuance or redemption of interests in the Products. ICE Futures has no obligation or liability in connection with the administration, purchase, sale marketing, promotion or trading of the Products.

Ice Futures does not guarantee the accuracy and/or the completeness of the U.S. Dollar Index® or any data included therein. Ice Futures makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Products, or any other person or entity from the use of the U.S. Dollar Index® or any data included therein in connection with the rights licensed hereunder, in connection with the purchase, sale or trading of any Product, or for any other use. Ice Futures makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the U.S. Dollar Index® or nay data included therein. Without limiting any of the foregoing, in no event shall Ice Futures have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

“The Rydex|SGI Funds are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofA Merrill Lynch”). Neither BofA Merrill Lynch nor any of (the “Exchanges and Entities”) make any representation or warranty, express or implied, to the owners of the Rydex|SGI Funds or any member of the public regarding the advisability of investing in securities generally or in Rydex|SGI particularly or the ability of the ML Factor Model and any data included therein to track general hedge fund or stock market performance. BofA Merrill Lynch’s and the Exchanges and Entities’ only relationship to Rydex Investments (“the Licensee”) is the licensing of certain trademarks and trade names of BofA Merrill Lynch and the Exchanges and Entities and of the ML Factor Model and any data included therein, which indices are determined, composed and calculated by BofA Merrill Lynch without regard to the Licensee or the Fund Securities. BofA Merrill Lynch and the Exchanges and Entities have no obligation to take the needs of the Licensee or the owners of the Rydex|SGI Funds into consideration in determining, composing or calculating the ML Factor Model and any data included therein. BofA Merrill Lynch and the Exchanges and Entities are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Rydex|SGI Funds to be issued or in the determination or calculation of the equation by which Rydex|SGI Funds are to be converted into cash. BofA Merrill Lynch and the Exchanges and Entities have no obligation or liability in connection with the administration, marketing or trading of Rydex|SGI Funds.

BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX|SGI FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH AND THE EXCHANGES AND ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM

ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ML FACTOR MODEL OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH OR THE EXCHANGES AND ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The NASDAQ OMX Group, Inc.

The Inverse NASDAQ-100® Strategy and NASDAQ-100® Funds (the “Rydex|SGI NASDAQ Funds”) are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Rydex|SGI NASDAQ Funds. The Corporations make no representation or warranty, express or implied to the owners of the Rydex|SGI NASDAQ Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex|SGI NASDAQ Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Rydex Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Rydex|SGI NASDAQ Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Rydex|SGI NASDAQ Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Rydex|SGI NASDAQ Funds to be issued or in the determination or calculation of the equation by which the Rydex|SGI NASDAQ Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Rydex|SGI NASDAQ Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE RYDEX|SGI NASDAQ FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

Nikkei Inc.

Nikkei Inc. (the “Nikkei”) does not sponsor, endorse, sell or promote any Rydex|SGI Fund and makes no representation or warranty, implied or express, to the investors in the Japan 2x Strategy Fund, or any members of the public, regarding:

•	The advisability of investing in index funds;

•	The ability of any index to track stock market performance;

•	The accuracy and/or the completeness of the aforementioned index or any data included therein;

•	The results to be obtained by the Fund, the investors in the Fund, or any person or entity from the use of the index or data included therein; and

•	The merchantability or fitness for a particular purpose for use with respect to the index or any data included therein.

Further, the Index Publisher does not:

•	Recommend that any person invest in the Japan 2x Strategy Fund or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Japan 2x Strategy Fund;

•	Have any responsibility or liability for the administration, management or marketing of the Japan 2x Strategy Fund;

•	Consider the needs of the Japan 2x Strategy Fund or the investors in the Japan 2x Strategy Fund in determining, composing or calculating the index or has any obligation to do so;

•	Have any liability in connection with the Japan 2x Strategy Fund or for any errors, omissions or interruptions in connection with the index or the related data;

•	Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if the Nikkei knows that they might occur.

Standard & Poor’s

The Inverse S&P 500 Strategy, Mid-Cap 1.5x Strategy, Nova, S&P 500, S&P 500 Pure Growth, S&P 500 Pure Value, S&P MidCap 400 Pure Growth, S&P MidCap 400 Pure Value, S&P SmallCap 600 Pure Growth, and S&P SmallCap 600 Pure Value (the “Rydex|SGI S&P Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or Citigroup Global Markets, Inc. (“Citigroup”). Neither S&P nor Citigroup makes any representation, condition, warranty, express or implied, to the owners of the Rydex|SGI S&P Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex|SGI S&P Funds particularly or the ability of the S&P 500® Index, S&P MidCap 400® Index, S&P 500/Citigroup Pure Growth Index, S&P 500/Citigroup Pure Value Index, S&P MidCap 400/Citigroup Pure Growth Index, S&P MidCap 400/Citigroup Pure Value Index, S&P SmallCap 600/Citigroup Pure Growth Index, and the S&P SmallCap 600/Citigroup Pure Value Index (the “S&P Indices”) to track general stock market performance. S&P’s and Citigroup’s only relationship to Rydex Investments (“Licensee”) is the licensing of certain of their trademarks and of the S&P Indices which are determined, composed and calculated by S&P without regard to Licensee or the Rydex|SGI S&P Funds. S&P and Citigroup have no obligation to take the needs of Licensee or the owners of the Rydex|SGI S&P Funds into consideration in determining, composing or calculating the S&P Indices. Neither S&P nor Citigroup are responsible for and have not participated in the determination of the prices and amount of the Rydex|SGI S&P Funds or the timing of the issuance or sale of the Rydex|SGI S&P Funds or in the determination or calculation of the equation by which the Rydex|SGI S&P Funds are to be converted into cash. S&P and Citigroup have no obligation or liability in connection with the administration, marketing, or trading of the Rydex|SGI S&P Funds.

S&P and Citigroup do not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P and Citigroup shall have no liability for any errors, omissions, or interruptions therein. S&P and Citigroup make no warranty or condition, express or implied, as to results to be obtained by Licensee, owners of the Rydex|SGI S&P Funds, or any other person or entity from the use of the S&P Indices or any data included therein. S&P and Citigroup make no express or implied warranties or conditions, and expressly disclaim all warranties or conditions of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P or Citigroup have any liability for any special, punitive, indirect, or consequential damages

(including lost profits) resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

“Standard & Poor’s®,” S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500,” “Standard & Poor’s MidCap 400,” “S&P MidCap 400,” Standard & Poor’s SmallCap,” “S&P SmallCap 600,” “S&P 500/Citigroup Pure Value,” “S&P 500/Citigroup Pure Growth,” “S&P MidCap 400/Citigroup Pure Value,” “S&P MidCap 400/Citigroup Pure Growth,” “S&P SmallCap 600/Citigroup Pure Value,” and “S&P SmallCap 600/Citigroup Pure Growth” are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, D.C. 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended March 31, 2011, including notes thereto and the reports of Ernst & Young LLP, an independent registered public accounting firm, are incorporated by reference into this SAI. A copy of the Funds’ 2011 Annual Reports to Shareholders must accompany the delivery of this SAI.

APPENDIX A

DESCRIPTION OF RATINGS

Bond Ratings

Below is a description of Standard & Poor’s Ratings Group (“Standard & Poor’s”) and Moody’s Investors Service, Inc. (“Moody’s”) bond rating categories.

Standard & Poor’s Ratings

Group Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated “AA” also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from “AAA” issues only in small degree.

A - Bonds rated “A” have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated “BBB” are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated “B” have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated “CCC” have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Moody’s Investors Service, Inc.

Corporate Bond Ratings

Aaa - Bonds rate “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

A-1

Aa - Bonds rate “Aa” are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated “A” possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated “Ba” are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

A-2

APPENDIX B

RYDEX INVESTMENTS

PROXY VOTING POLICIES AND PROCEDURES

I.	INTRODUCTION

Rydex Investments generally is responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 (“Funds”) and clients that are pension plans (“Plans”) subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). This document sets forth Rydex Investments’ policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.	PROXY VOTING POLICIES AND PROCEDURES

A.	Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.	Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services (“ISS”), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the “Guidelines”) attached as Schedule A hereto, as such Guidelines may be revised from time to time by Rydex Investments’ portfolio management group (the “Committee”). Under its arrangement with ISS, Rydex Investments has agreed to:

•	Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

•

Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments’ authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

•	Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

•	Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.	RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

•	Managing a pension plan for a company whose management is soliciting proxies;

•	Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

•	Rydex Investments, its employees or affiliates having a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (i.e., in instances where the Guidelines provide for a “case-by-case” review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

•	Refer Proposal to the Client – Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

•

Obtain Client Ratification – If Rydex Investments is in a position to disclose the conflict to the client (i.e., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client’s consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

•

Use an Independent Third Party for All Proposals – Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

•

Use an Independent Third Party to Vote the Specific Proposals that Involve a Conflict – Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.	SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client’s custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.	SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.	SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)

Certain funds are structured as fund of funds and invest their assets primarily in other underlying funds (the “Funds of Funds”). The Funds of Funds will vote their shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called “mirror” or “echo” voting).

VII.	ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client’s behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

(i)	The name of the issuer of the portfolio security;

(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);

(iv)	The shareholder meeting date;

(v)	A brief identification of the matter voted on;

(vi)	Whether the matter was proposed by the issuer or by a security holder;

(vii)	Whether Rydex Investments (or ISS as its agent) cast the client’s vote on the matter;

(viii)	How Rydex Investments (or ISS as its agent) cast the client’s vote (i.e., for or against proposal, or abstain; for or withhold regarding election of directors); and

(ix)	Whether Rydex Investments (or ISS as its agent) cast the client’s vote for or against management.

VIII.	DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

IX.	RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;

(ii)	Proxy Statements received regarding client securities;

(iii)	Records of votes cast on behalf of clients;

(iv)	Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

(v)	Records of client requests for proxy voting information.

With respect to Rydex Investments’ Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments’ records.

Rydex Investments may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

SCHEDULE A

TO

RYDEX INVESTMENTS

PROXY VOTING POLICIES AND PROCEDURES

PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on “routine items” of a corporate administrative nature. Rydex Investments will generally review all “non-routine items” (i.e., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

Board of Directors

A. Director Nominees in Uncontested Elections	Vote With Mgt.
B. Chairman and CEO is the Same Person	Vote With Mgt.
C. Majority of Independent Directors	Vote With Mgt.
D. Stock Ownership Requirements	Vote With Mgt.
E. Limit Tenure of Outside Directors	Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection	Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions	Vote With Mgt.

Proxy Contests

A. Voting for Director Nominees in Contested Election	Vote With Mgt.
B. Reimburse Proxy Solicitation	Vote With Mgt.

Auditors

A. Ratifying Auditors	Vote With Mgt.

Proxy Contest Defenses

A. Board Structure – Classified Board	Vote With Mgt.
B. Cumulative Voting	Vote With Mgt.
C. Shareholder Ability to Call Special Meetings	Vote With Mgt.

Tender Offer Defenses

A. Submit Poison Pill for shareholder ratification	Case-by-Case
B. Fair Price Provisions	Vote With Mgt.
C. Supermajority Shareholder Vote Requirement To Amend the Charter or Bylaws	Vote With Mgt.
D. Supermajority Shareholder Vote Requirement	Vote With Mgt.

Miscellaneous Governance Provisions

A. Confidential Voting	Vote With Mgt.
B. Equal Access	Vote With Mgt.
C. Bundled Proposals	Vote With Mgt.

Capital Structure

A. Common Stock Authorization	Vote With Mgt.
B. Stock Splits	Vote With Mgt.
C. Reverse Stock Splits	Vote With Mgt.
D. Preemptive Rights	Vote With Mgt.
E. Share Repurchase Programs	Vote With Mgt.

Executive and Director Compensation

A. Shareholder Proposals to Limit Executive and Directors Pay	Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes	Vote With Mgt.
C. Employee Stock Ownership Plans	Vote With Mgt.
D. 401(k) Employee Benefit Plans	Vote With Mgt.

State of Incorporation

A. Voting on State Takeover Plans	Vote With Mgt.
B. Voting on Reincorporation Proposals	Vote With Mgt.

Mergers and Corporate Restructurings

A. Mergers and Acquisitions	Case-by-Case
B. Corporate Restructuring	Vote With Mgt.
C. Spin-Offs	Vote With Mgt.
D. Liquidations	Vote With Mgt.

Social and Environmental Issues

A. Issues with Social/Moral Implications	Vote With Mgt.

APPENDIX C

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 5, 2011 the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons owing of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act.

ADVISOR-CLASS SHARES

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
BANKING FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	13.28%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	36.71%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	11.61%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	5.01%
BASIC MATERIALS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	8.24%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	13.26%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	30.20%
BIOTECHNOLOGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	10.53%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	12.87%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	17.34%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	8.68%
	TRUST COMPANY OF AMERICA FBO #392	PO BOX 6503 ENGLEWOOD, CO 801556503	10.02%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	5.21%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
CONSUMER PRODUCTS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	34.16%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	10.14%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	8.42%
ELECTRONICS FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	11.08%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	63.05%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	14.26%
ENERGY SERVICES FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	40.34%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	25.72%
ENERGY FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	26.63%
	MSCS FINANCIAL SERVICES, LLC CUSTODIAN FOR HOUSTON FIREFIGHTERS RELIEF AND RETIREMENT 401 (K) PSP	700 17TH STREET SUITE 300 DENVER, CO 80202	5.50%
FINANCIAL SERVICES FUND	UMB BANK, NA C/F TEXAS STATE UNIV-SAN MARCOS 403B FBO EUGENE J BOURGEOIS II	AUSTIN TX 787391408	5.63%
	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	8.14%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	44.50%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	7.28%
	GENWORTH FINANCIAL TRUST COMPANY FBO GENWORTH FINANCIAL ASSET MGMT, INC. FBO THEIR MUTUAL CLIENTS	3200 N CENTRAL, SUITE 612 PHOENIX, AZ 85012	14.95%
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	5.33%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	54.38%
	TRUST COMPANY OF AMERICA FBO 83/52	PO BOX 6503 ENGLEWOOD, CO 80155	23.00%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
HEALTH CARE FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	31.63%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	12.59%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	7.92%
INTERNET FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	24.56%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	21.38%
INVERSE NASDAQ-100® STRATEGY FUND	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	13.29%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	8.21%
INVERSE S&P 500 STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	32.61%
	JOHN GLADDIS FBO BILTMORE INTERNATIONAL CORP 401(K) PROFIT SHARING PLAN & TRUST	1090 KNG GRGES POST RD STE 203 EDISON, NJ 088373703	5.82%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	11.28%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	5.31%
LEISURE FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	85.37%
NASDAQ-100® FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	6.99%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	74.71%
NOVA FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	22.45%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	5.42%
	DORRANCE H. GUY FAMILY TRUST WILLIAM L DICKEY,TRUSTEE	ALEDO, TX 76008	5.52%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
PRECIOUS METALS FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	12.94%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	7.40%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	37.95%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	9.27%
	TRUST COMPANY OF AMERICA FBO 83/52	PO BOX 6503 ENGLEWOOD, CO 80155	9.56%
RETAILING FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	13.09%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	9.43%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	22.98%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	10.32%
	GENWORTH FINANCIAL TRUST COMPANY FBO GENWORTH FINANCIAL ASSET MGMT, INC. FBO THEIR MUTUAL CLIENTS	3200 N CENTRAL, SUITE 612 PHOENIX, AZ 85012	10.91%
TECHNOLOGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	7.40%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	33.96%
	TRUST COMPANY OF AMERICA FBO #392	PO BOX 6503 ENGLEWOOD, CO 801556503	33.26%
	GENWORTH FINANCIAL TRUST COMPANY FBO GENWORTH FINANCIAL ASSET MGMT, INC. FBO THEIR MUTUAL CLIENTS	3200 N CENTRAL, SUITE 612 PHOENIX, AZ 85012	6.32%
TELECOMMUNICATIONS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	8.15%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	6.89%
	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	32.45%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	8.36%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	5.05%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	5.67%
TRANSPORTATION FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281	5.54%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	7.01%
U.S. GOVERNMENT MONEY MARKET FUND	NATIONAL FINANCIAL SERVICES, LLC. FOR THE EXCLUSIVE BENEFIT OF: OUR CUSTOMERS ATTN.: MUTUAL FUND DEPT. (5TH FLR)	200 LIBERTY STREET 1 WORLD FINANCIAL CENTER NEW YORK, NY 10281	28.68%
	TRUST COMPANY OF AMERICA CUST FBO 99	PO BOX 6503 ENGLEWOOD, CO 80120	7.66%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	16.36%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	8.83%
UTILITIES FUND	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	9.77%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	6.25%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	7.05%

C-CLASS SHARES

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
ALL-ASSET AGGRESSIVE STRATEGY FUND	CHEVIS F HORNE (IRA)	DENVER, CO 80220	6.10%
ALTERNATIVE STRATEGIES ALLOCATION FUND	DAWN D ARMSBY	CROPSEYVILLE, NY 12052	5.39%
	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	8.56%
BANKING FUND	FIRST CLEARING, LLC DANIEL E CLARK (IRA) FCC AS CUSTODIAN	SOUTHERN PNES,NC 28387-6480	7.05%
CONSUMER PRODUCTS FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	7.51%
	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	12.41%
ELECTRONICS FUND	CITIGROUP GLOBAL MARKETS INC.	333 WEST 34TH STREET - 3RD FLOOR NEW YORK, NEW YORK 10001	5.27%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
EMERGING MARKETS 2x STRATEGY FUND	CITIZENS BANK COLLATERAL AC LYNN C BARTH OR BOB D BARTH PLEDGORS	CHESTERFIELD, MO 63017	6.37%
	MARK J ISGANITIS (IRA)	TELFORD, PA 18969	6.01%
	GLORIA M YOUNG (RIRA)	FARMINGTON HILLS, MI 48334	5.28%
	SOUTHWEST SECURITIES INC FBO ROSELLA MOODY SOUTHWEST SECURITIES INC AS IRA ROLLOVER CUSTODIAN	PO BOX 509002 DALLAS TX 75250	7.91%
ENERGY FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	5.79%
EUROPE 1.25x STRATEGY FUND	NFS LLC FEBO NFS/FMTC ROLLOVER IRA	FBO OWEN C WALTHER PLEASANT PRAIRIE, WI 53158	6.99%
	FIRST CLEARING, LLC K A NELSON BENEFICIARY IRA ELAINE E NELSON (DECD)	KALAMAZOO, MI 49024-1274	6.41%
	BRIDGET M GARVEY (RIRA)	HOMER GLEN, IL 60491	13.65%
	MICHAEL J GARVEY (IRA)	LEMONT, IL 60439-6423	10.93%
EVENT DRIVEN & DISTRESSED STRATEGIES FUND	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	15.12%
FINANCIAL SERVICES FUND	AMERITRADE INC	PO BOX 2226 OMAHA NE 68103-2226	21.81%
INVERSE EMERGING MARKETS 2x STRATEGY FUND	BLAGA RISTOVSKI (IRA)	WASHINGTON, MI 48095	8.28%
	BORE S RISTOVSKI (IRA)	WASHINGTON, MI 48095	8.28%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	9.99%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	10.58%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	8.69%
	RYDEX DISTRIBUTORS	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	39.78%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	6.67%
INVERSE HIGH YIELD STRATEGY FUND	CITIGROUP GLOBAL MARKETS INC.	333 WEST 34TH STREET - 3RD FLOOR NEW YORK, NEW YORK 10001	15.34%
	RBC CAPITAL MARKETS CORP FBO JOSEPH M GOLIO ROTH IRA	PLYMOUTH MN 55442-1521	5.17%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	34.45%
INVERSE MID-CAP STRATEGY FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	9.43%
	FIRST CLEARING, LLC RUSSELL G PFLIEGER & LINDA J PFLIEGER JT TEN	PHOENIX, AZ 85054-7151	5.03%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	FIRST CLEARING, LLC PRESTON M PENNYBACKER IRA FCC AS CUSTODIAN	LOWELL, IN 46356-1275	5.14%
INVERSE NASDAQ-100® STRATEGY FUND	SCOTT W KLEIN (RIRA)	WATERFORD, MI 48329	5.80%
	DR. JANET L JONES (IRA)	SURPRISE, AZ 85374	5.28%
INVERSE RUSSELL 2000® STRATEGY FUND	NFS LLC FEBO MATTEO ROSIO	MATTHEW ROSIO JOANNE PETERSELL PO BOX 228 MODENA, NY 12548	9.35%
	FIRST CLEARING, LLC RICHARD DOYLE IRA FCC AS CUSTODIAN	SAN ANSELMO, CA 94960-1420	5.84%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	8.07%
INVERSE S&P 500 STRATEGY FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	5.39%
JAPAN 2x STRATEGY FUND	FRANK A DIAZ (RIRA)	MESA, AZ 85206-3844	6.96%
	RBC CAPITAL MARKETS CORP FBO JOSEPH M GOLIO ROTH IRA	PLYMOUTH MN 55442-1521	5.66%
LEISURE FUND	CHARLES F ELLIS (IRA)	PO BOX 1616 HILLTOP LAKES, TX 77871	8.81%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	10.12%
LONG SHORT EQUITY STRATEGY FUND	MORGAN KEEGAN & CO. FBO LESLIE M MOTT - IRA	ROSWELL GA 30075	27.91%
	AUDREY L MCGHEE (ROTH)	CARROLLTON, GA 30117	5.04%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	5.26%
	ROBERT W BAIRD & CO. INC.	777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5391	13.95%
	RYDEX DISTRIBUTORS	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	5.77%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7.46%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	10.39%
MID-CAP 1.5x STRATEGY FUND	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	5.27%
NASDAQ-100® FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	14.47%
PRECIOUS METALS FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	31.66%
REAL ESTATE FUND	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	10.94%
RETAILING FUND	NFS LLC FEBO JACKSON FAMILY TRUST	BROOKLYN, NY 11223	36.46%
	NFS LLC FEBO JACK CHEHEBAR CUST	BROOKLYN, NY 11223	5.46%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	NFS LLC FEBO JACK CHEHEBAR CUST	BROOKLYN, NY 11223	5.46%
RUSSELL 2000® 1.5x STRATEGY FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	6.78%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	9.17%
S&P 500 PURE GROWTH FUND	AMANDA BOHLMAN (RIRA)	SHAKER HEIGHTS, OH 44122-2978	5.03%
S&P 500 PURE VALUE FUND	AMANDA BOHLMAN (RIRA)	SHAKER HEIGHTS, OH 44122-2978	8.69%
	HENRY BAELE (RIRA)	HIGHLAND HEIGHTS, OH 44143	5.27%
S&P SMALLCAP 600 PURE GROWTH FUND	NFS LLC FEBO ROBERT KUNZ THERESA COOPER, M KUNZ	PRAIRIE VILLAGE, KS 66207	11.80%
STRENGTHENING DOLLAR 2x STRATEGY FUND	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	6.06%
U.S. LONG SHORT MOMENTUM FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	5.22%
WEAKENING DOLLAR 2x STRATEGY FUND	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	5.04%
	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	15.83%
	TRUST COMPANY OF AMERICA FBO 98	PO BOX 6503 ENGLEWOOD, CO 80155	9.04%

H-CLASS SHARES

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
ALL-ASSET AGGRESSIVE STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	18.68%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	8.41%
	UMB BANK NA FBO FIDUCIARY FOR TAX DEFERRED ACCT	ONE SECURITY PLACE TOPEKA, KS 66636-0001	10.62%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	13.50%
ALL-ASSET CONSERVATIVE STRATEGY FUND	LUCIE BOHANNON (RIRA)	W HARTFORD, CT 06119	6.71%
	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	8.92%
	UMB BANK NA FBO FIDUCIARY FOR TAX DEFERRED ACCT	ONE SECURITY PLACE TOPEKA, KS 66636-0001	14.40%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	5.48%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	7.21%
ALL-ASSET MODERATE STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	9.94%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	11.08%
	UMB BANK NA FBO FIDUCIARY FOR TAX DEFERRED ACCT	ONE SECURITY PLACE TOPEKA, KS 66636-0001	20.67%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	8.27%
ALTERNATIVE STRATEGIES ALLOCATION FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	9.11%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	9.84%
	RELIANCE TRUST FBO	LANDRUM CR PO BOX 48529 ATLANTA GA 30328	44.89%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
ALTERNATIVE STRATEGIES FUND	RYDEX VA ALTERNATIVE STRATEGIES ALLOCATION FUND	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	49.03%
	RYDEX EPT MODERATE -VA	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	18.16%
	RYDEX EPT CONSERVATIVE - VA	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	11.10%
EMERGING MARKETS 2x STRATEGY FUND	SECURITY BENEFIT LIFE INSURANCE CO. SEED CAPITAL	ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636	67.51%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	5.48%
EUROPE 1.25x STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	9.29%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	43.56%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	15.04%
EVENT DRIVEN & DISTRESSED STRATEGIES FUND	RYDEX VA ALTERNATIVE STRATEGIES ALLOCATION FUND	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	10.86%
	RYDEX EPT MODERATE -VA	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	10.09%
	RYDEX EPT CONSERVATIVE - VA	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	5.79%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	51.91%
HIGH YIELD STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	55.77%
	MILLENNIUM TRUST CO LLC	C/F CLIENTS OF SOJOURN B&H 820 JORIE BLVD, SUITE 420 OAK BROOK, IL 60523	5.25%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	6.09%
	TRUST COMPANY OF AMERICA CUST FBO 99	PO BOX 6503 ENGLEWOOD, CO 80120	8.00%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	7.86%
INVERSE EMERGING MARKETS 2x STRATEGY FUND	SECURITY BENEFIT LIFE INSURANCE CO. SEED CAPITAL	ONE SECURITY BENEFIT PLACE TOPEKA, KS 66636	79.78%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	15.69%
INVERSE HIGH YIELD STRATEGY FUND	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ	9.13%
	MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	07102

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	TRUST COMPANY OF AMERICA FBO: 225	PO BOX 6503 ENGLEWOOD, CO 80155	6.41%
	TRUST COMPANY OF AMERICA FBO 249	P O BOX 6503 ENGELWOOD, CO 80155	7.95%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	64.58%
INVERSE MID-CAP STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	32.04%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	5.09%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	9.48%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	25.96%
INVERSE RUSSELL 2000® STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	20.98%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	15.70%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	8.34%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	12.77%
JAPAN 2x STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	31.39%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	7.01%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	20.16%
LONG SHORT EQUITY STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	8.75%
	RYDEX VA ALTERNATIVE STRATEGIES ALLOCATION FUND	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	27.43%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	RYDEX EPT MODERATE -VA	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	18.66%
	RYDEX EPT CONSERVATIVE - VA	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	11.50%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	16.78%
LONG SHORT INTEREST RATE STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	29.28%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	10.30%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	18.82%
MID-CAP 1.5x STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	26.76%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	23.79%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	9.59%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	9.07%
REAL ESTATE FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	38.78%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	11.28%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	12.38%
RUSSELL 2000® 1.5x STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	34.33%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	26.69%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	9.52%
RUSSELL 2000® FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	32.27%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	5.64%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	17.48%
S&P 500 PURE GROWTH FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	30.40%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	10.18%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	17.46%
S&P 500 PURE VALUE FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	67.27%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	15.50%
S&P 500 FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	32.98%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	6.53%
	GENWORTH FINANCIAL TRUST COMPANY FBO GENWORTH FINANCIAL ASSET MGMT, INC. FBO THEIR MUTUAL CLIENTS	3200 N CENTRAL, SUITE 612 PHOENIX, AZ 85012	11.81%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	33.60%
S&P MIDCAP 400 PURE GROWTH FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	28.68%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	7.01%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	7.43%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	10.15%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	14.75%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P MIDCAP 400 PURE VALUE FUND	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	5.56%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	79.29%
S&P SMALLCAP 600 PURE GROWTH FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	23.53%
	TRUST COMPANY OF AMERICA FBO: 75	P O BOX 6503 ENGLEWOOD, CO 80112	16.35%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	11.38%
S&P SMALLCAP 600 PURE VALUE FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	31.43%
	NATIONWIDE TRUST COMPANY, FSB C/O IPO PORTFOLIO ACCOUNTING	P.O. BOX 182029 COLUMBUS, OH 43218-2029	11.48%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	34.61%
STRENGTHENING DOLLAR 2x STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	30.85%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	20.07%
U.S. LONG SHORT MOMENTUM FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	6.35%
	UMB BANK NA FBO FIDUCIARY FOR TAX DEFERRED ACCT	ONE SECURITY PLACE TOPEKA, KS 66636-0001	6.40%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	45.89%
WEAKENING DOLLAR 2x STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	52.23%
	TRUST COMPANY OF AMERICA FBO 223	7103 S REVERE PKWY CENTENNIAL, CO 80112	10.42%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	16.52%

INVESTOR CLASS SHARES

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
BANKING FUND	HENRY R BERGHOEF REVOCABLE TRUST HENRY R BERGHOEF TTEE DTD 03/13/1997	2 NORTH LA SALLE ST SUITE 500 CHICAGO, IL 60602	15.47%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	24.80%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	7.69%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	12.68%
BASIC MATERIALS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	30.36%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	6.83%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	32.22%
BIOTECHNOLOGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	19.74%
	TRUST COMPANY OF AMERICA FBO 83/52	PO BOX 6503 ENGLEWOOD, CO 80155	12.25%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	23.11%
CONSUMER PRODUCTS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	21.84%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	7.08%
	TRUST COMPANY OF AMERICA FBO 83/52	PO BOX 6503 ENGLEWOOD, CO 80155	12.84%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	19.45%
ELECTRONICS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	13.32%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	8.52%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	13.66%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
ENERGY SERVICES FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	22.36%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	8.34%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	33.20%
ENERGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	23.26%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	8.57%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	28.48%
FINANCIAL SERVICES FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	35.87%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	29.71%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	7.62%
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	64.81%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	5.08%
HEALTH CARE FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	40.02%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	6.61%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	28.78%
INTERNET FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	16.89%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	38.98%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	22.88%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	26.42%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	8.15%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	33.66%
INVERSE NASDAQ-100® STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	33.55%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	8.91%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	10.32%
INVERSE S&P 500 STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	35.93%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	5.54%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	7.11%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	22.62%
LEISURE FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	24.05%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	34.30%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	6.89%
NASDAQ-100® FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	16.87%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	5.47%
	GENWORTH FINANCIAL TRUST COMPANY FBO GENWORTH FINANCIAL ASSET MGMT, INC. FBO THEIR MUTUAL CLIENTS	3200 N CENTRAL, SUITE 612 PHOENIX, AZ 85012	5.08%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	32.63%
NOVA FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	32.30%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	6.01%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	14.41%
PRECIOUS METALS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	16.74%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	13.26%
RETAILING FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	46.88%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	11.51%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	12.50%
TECHNOLOGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	21.67%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	5.30%
	TRUST COMPANY OF AMERICA FBO #400	PO BOX 6503 ENGLEWOOD, CO 801556503	16.12%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	31.92%
TELECOMMUNICATIONS FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	17.17%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	6.12%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	29.32%
TRANSPORTATION FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	28.73%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	15.76%
U.S. GOVERNMENT MONEY MARKET FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	40.24%
UTILITIES FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS LENNON	200 LIBERTY STREET NEW YORK, NY 10281-9999	37.12%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	18.07%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	7.43%

A-CLASS SHARES

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
ALL-ASSET CONSERVATIVE STRATEGY FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	5.22%
ALL-ASSET MODERATE STRATEGY FUND	NFS LLC FEBO HUNTINGTON NATIONAL BANK	FTJ NON-QUALIFIED REG CODE 890 7 EASTON OVAL COLUMBUS, OH 43219	13.55%
ALTERNATIVE STRATEGIES	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	10.66%
ALLOCATION FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	5.91%
ALTERNATIVE STRATEGIES FUND	RYDEX ALTERNATIVE STRATEGIES ALLOCATION FUND	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	67.08%
	RYDEX EPT MODERATE	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	11.66%
	RYDEX EPT AGGRESSIVE	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	6.73%
	RYDEX EPT CONSERVATIVE	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	5.84%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	6.39%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
BANKING FUND	RBC CAPITAL MARKETS CORP FBO JOAN E BONNETTE TTEE JOAN E BONNETTE TRUST 06/18/1997	SOUTH HAVEN MI 49090-9452	6.35%
	NFS LLC FEBO GEORGE G SMITH	CAMBRIDGE, MA 02140	5.30%
	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	6.22%
	FIRST CLEARING, LLC PITTS RADIOLOGICAL MPPS PLAN W MEREDITH & C HUBBARD TTEES	ELGIN, SC 29045-8647	7.03%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	5.93%
BIOTECHNOLOGY FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	9.59%
ELECTRONICS FUND	RUBY M SUMMERS	PO BOX 55915 HOUSTON, TX 77255-5915	8.17%
	CITIGROUP GLOBAL MARKETS INC.	333 WEST 34TH STREET - 3RD FLOOR NEW YORK, NEW YORK 10001	5.16%
	PERSHING LLC P.O. BOX 2052	JERSEY CITY, NJ 07303-9998	14.46%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	5.13%
EMERGING MARKETS 2x STRATEGY FUND	ROBERT A MURDOCK OR M PATRICIA MURDOCK	HAVERHILL, MA 01830	19.72%
	FIDUCIARY TRUST CO NH CUSTODIAN FBO FREDERIK E BUCHEN IRA	CAPE CORAL, FL 33909-2089	8.26%
	GEORGIA K KROUSTALIS OR SPYROS N KROUSTALIS	CLEMMONS, NC 27012	7.36%
	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	16.53%
	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	10.49%
	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	11.15%
	RYDEX DISTRIBUTORS	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	22.35%
EUROPE 1.25x STRATEGY FUND	NFS LLC FEBO DAVID G MYERS TTEE	DAVID G MYERS TRUST U/A 8/1/00 P.O. BOX 327 TURNERVILLE, GA 30580	28.47%
	TRUST COMPANY OF AMERICA FBO 60	PO BOX 6503 ENGLEWOOD, CO 80155	33.45%
EVENT DRIVEN & DISTRESSED STRATEGIES FUND	RYDEX ALTERNATIVE STRATEGIES ALLOCATION FUND	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	19.35%
	RYDEX EPT MODERATE	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	8.42%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	RYDEX DISTRIBUTORS	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	37.18%
FINANCIAL SERVICES FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	7.82%
	UBS FINANCIAL SERVICES INC. FBO OHARA CORPORATION P/S P1 DTD PROFIT SHARING	50 COLUMBIA RD BRANCHBURG, NJ 08876-3519	11.85%
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	AMERITRADE INC	PO BOX 2226 OMAHA, NE 68103-2226	16.28%
HIGH YIELD STRATEGY FUND	TRUST COMPANY OF AMERICA FBO: 75	P.O. BOX 6503 ENGLEWOOD, CO 80112	7.07%
INTERNET FUND	PERSHING LLC P.O. BOX 2052	JERSEY CITY, NJ 07303-9998	10.43%
INVERSE EMERGING MARKETS 2x STRATEGY FUND	AMERITRADE INC	P.O. BOX 2226 OMAHA, NE 68103-2226	52.56%
	RYDEX DISTRIBUTORS	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	20.58%
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	9.87%
INVERSE HIGH YIELD STRATEGY FUND	TRUST COMPANY OF AMERICA FBO: 75	P.O. BOX 6503 ENGLEWOOD, CO 80112	6.06%
INVERSE MID-CAP STRATEGY FUND	VIOLET B ZEIGLER OR RHONDA L SORENSON OR KENTON D ZEIGLER JTWROS	BLOOMINGTON, MN 55438	19.63%
	RBC CAPITAL MARKETS LLC DORIS D HULSE TTEE FRED ELBERT HULSE REV TRUST 05/02/1992	BREVARD, NC 28712-3716	9.54%
	MATTHEW NECHREBECKI OR JODY L NECHREBECKI	SAINT PAUL, MN 55102	8.52%
	RBC CAPITAL MARKETS CORP FBO JOEL L JURGENS INDIVIDUAL RETIREMENT ACCOUNT	NEW ORLEANS, LA 70118-2025	6.46%
	RBC CAPITAL MARKETS CORP FBO DAVID J HALPERN DAVID J HALPERN SEP-IRA	NEW ORLEANS, LA 70124-4405	5.10%
	JAMES D KEPPLER (RIRA)	CHASKA, MN 55318	5.08%
	CITIGROUP GLOBAL MARKETS INC.	333 WEST 34TH STREET - 3RD FLOOR NEW YORK, NEW YORK 10001	23.82%
INVERSE NASDAQ-100® STRATEGY FUND	NFS LLC FEBO GOLDMAN SACHS AND CO	MUTUAL FUND OPERATIONS 295 CHIPETA WAY WILLIAMS BUILDING, 4TH FLOOR SALT LAKE CITY, UT 84108	14.87%
	NFS LLC FEBO GOLDMAN SACHS AND CO	MUTUAL FUND OPERATIONS 295 CHIPETA WAY WILLIAMS BUILDING, 4TH FLOOR SALT LAKE CITY, UT 84108	14.87%
	NFS LLC FEBO GOLDMAN SACHS AND GO	GOLDMAN SACHS AND CO 295 CHIPETA WAY WILLIAMS BUILDING, 4TH FLOOR SALT LAKE CITY, UT 84108	14.87%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
INVERSE RUSSELL 2000® STRATEGY FUND	WILLIAMS FAMILY TRUST DUANE & KATY WILLIAMS TTEES DTD 11/19/90	BAKERSFIELD, CA 93308	5.26%
INVERSE S&P 500 STRATEGY FUND	MG TRUST CO	TRI-STAR IMPORTS 401(K) PLAN 700 17TH ST DENVER, CO 80202	7.42%
JAPAN 2x STRATEGY FUND	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	13.33%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	13.33%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	5.29%
LEISURE FUND	RUBY M SUMMERS	PO BOX 55915 HOUSTON, TX 77255-5915	10.05%
	PERSHING LLC P.O. BOX 2052	JERSEY CITY, NJ 07303-9998	16.87%
LONG SHORT EQUITY STRATEGY FUND	RAYMOND JAMES & ASSOC INC FBO PATRICK B TERWILLIGER & CHRISTINE TERWILLIGER TTEE TERWILLIGER FAMILY TRUST	CALABASAS CA 91302-3600222	5.43%
	RYDEX ALTERNATIVE STRATEGIES ALLOCATION FUND	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	37.69%
	RYDEX EPT MODERATE	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	12.05%
	RYDEX EPT AGGRESSIVE	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	5.52%
	RYDEX EPT CONSERVATIVE	805 KING FARM BLVD, SUITE 600 ROCKVILLE, MD 20850	6.31%
	TRUST COMPANY OF AMERICA FBO 341	PO BOX 6503 ENGLEWOOD, CO 80155	18.18%
MID-CAP 1.5x STRATEGY FUND	CITIGROUP GLOBAL MARKETS INC.	333 WEST 34TH STREET - 3RD FLOOR NEW YORK, NEW YORK 10001	15.38%
	RBC CAPITAL MARKETS CORP FBO PAMELA BRESKE THOMAS BRESKE JT TEN/WROS	NEW CASTLE, WA 98056-1021	6.89%
	NFS LLC FEBO DAVID G MYERS TTEE	DAVID G MYERS TRUST U/A 8/1/00 P.O. BOX 327 TURNERVILLE, GA 30580	7.86%
	STIFEL NICOLAUS & CO INC ROBERT W BERNARD	LOUIS, MO 63102	5.75%
NASDAQ-100® FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	10.82%
	CAPITAL BANK & TRUST COMPANY FBO VINING SPARKS IBG, LP 401K PLAN	C/O PLAN PREMIER/FASCORP 8515 E ORCHARD ROAD, 2T2 ENGLEWOOD, CO 80111	5.00%
NOVA FUND	CITIGROUP GLOBAL MARKETS INC.	333 WEST 34TH STREET - 3RD FLOOR NEW YORK, NEW YORK 10001	16.45%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	RBC CAPITAL MARKETS CORP FBO EFFIE C CHANG MD INDIVIDUAL RETIREMENT ACCOUNT	ORANGE, CT 06477-2936	8.13%
	NTC & CO	CUST PAF SALES INC FBO LINDA P HEJDUK P.O. BOX 173859 DENVER, CO 80217	6.24%
REAL ESTATE FUND	TRUST COMPANY OF AMERICA FBO 83/52	PO BOX 6503 ENGLEWOOD, CO 80155	51.51%
RETAILING FUND	KING F PRICE (IRA)	NORMAN, OK 73072	5.14%
	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	7.82%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	5.96%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	19.62%
RUSSELL 2000® FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	6.73%
	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	9.70%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	8.92%
RUSSELL 2000® 1.5x STRATEGY FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	5.47%
	CITIGROUP GLOBAL MARKETS INC.	333 WEST 34TH STREET - 3RD FLOOR NEW YORK, NEW YORK 10001	22.66%
S&P 500 PURE GROWTH FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	13.97%
S&P 500 PURE VALUE FUND	GARY S REID (IRA)	BURBANK, CA 91504	6.90%
	FIRST CLEARING, LLC R CARY BLAIR	MEDINA OH 44256	8.69%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7.03%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	5.72%
S&P MIDCAP 400 PURE GROWTH FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	5.21%
S&P MIDCAP 400 PURE VALUE FUND	FIRST CLEARING, LLC ELLMAR FOUNDATION INC	P O BOX 1291 TARPON SPGS, FL 34688-1291	6.45%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	6.30%
	FIRST CLEARING, LLC	2801 MARKET STREET SAINT LOUIS, MO 63103	7.23%
	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	5.34%
S&P SMALLCAP 600 PURE VALUE FUND	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY, NJ 07311	7.84%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	AMERITRADE INC	PO BOX 2226 OMAHA, NE 68103-2226	6.09%
STRENGTHENING DOLLAR 2x STRATEGY FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	7.51%
TECHNOLOGY FUND	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	6.64%
TELECOMMUNICATIONS FUND	UBS FINANCIAL SERVICES INC. FBO OHARA CORP DEFINED BENE PLANS DEFINED BENEFIT	50 COLUMBIA RD. BRANCHBURG NJ 08876-3519	14.30%
	UBS FINANCIAL SERVICES INC. FBO OHARA CORPORATION P/S P1 DTD PROFIT SHARING	50 COLUMBIA RD BRANCHBURG NJ 08876-3519	17.48%
	FIRST CLEARING, LLC MARY S YEARICK	45646 NORRIS ROAD GREAT MILLS MD 20634-2253	9.33%
TRANSPORTATION FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	8.86%
	PERSHING LLC	P.O. BOX 2052 JERSEY CITY, NJ 07303-9998	8.66%
	UBS FINANCIAL SERVICES INC. FBO OHARA CORPORATION P/S P1 DTD PROFIT SHARING	50 COLUMBIA RD BRANCHBURG NJ 08876-3519	16.01%
	LPL FINANCIAL	9785 TOWNE CENTRE DRIVE SAN DIEGO, CA 92121-1968	9.55%
	UBS FINANCIAL SERVICES INC. FBO GLENN C. MILLNER LORI DELL MILLNER TOD BENEFICIARIES ON FILE	LITTLE ROCK AR 72223-9566	15.40%
U.S. GOVERNMENT MONEY MARKET FUND	UMB BANK NA FBO FIDUCIARY FOR TAX DEFERRED ACCT	ONE SECURITY PLACE TOPEKA, KS 66636-0001	12.23%
	RBC CAPITAL MARKETS CORP FBO JOHN C FIDDES KAREN D TALMADGE TTEES FIDDES-TALMADGE FAMILY TRUST	LOS ALTOS HILLS, CA 94022-2426	5.00%
U.S. LONG SHORT MOMENTUM FUND	RYDEX EPT MODERATE	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	12.18%
	RYDEX EPT AGGRESSIVE	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	8.54%
WEAKENING DOLLAR 2x STRATEGY FUND	PERSHING LLC	P. O. BOX 2052 JERSEY CITY, NJ 07303-9998	25.25%
	BROWN BROTHER HARRIMAN AND CO	525 WASHINGTON BLVD JERSEY CITY, NJ 07310	5.14%

INSTITUTIONAL CLASS SHARES

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
ALTERNATIVE STRATEGIES FUND	RYDEX DISTRIBUTORS	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	34.97%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	65.03%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
EVENT DRIVEN & DISTRESSED STRATEGIES FUND	RYDEX DISTRIBUTORS	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	6.54%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	93.46%
LONG SHORT EQUITY STRATEGY FUND	RYDEX DISTRIBUTORS	805 KING FARM BLVD, STE 600 ROCKVILLE, MD 20850	22.24%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	77.76%
LONG SHORT INTEREST RATE STRATEGY FUND	NATIONAL FINANCIAL SVCS CORP FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS	200 LIBERTY STREET NEW YORK, NY 10281-9999	10.98%
	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE UNIT	MAILSTOP NJ-05-11-20 100 MULBERRY STREET NEWARK, NJ 07102	6.14%
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS	PO BOX 2226 OMAHA NE 68103-2226	17.30%
	RSBCO	ATTN: OPERATIONS P.O. DRAWER 1410 RUSTON, LA 712731410	5.09%
	SCHWAB SPECIAL CUSTODY ACCOUNT - REINV FOR BENEFIT OF CUSTOMERS	ATTN: MUTUAL FUNDS TEAM E 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4122	44.41%